UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813066.107

AFR-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 81.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (f)	$ 4,468	$ 4,300
Sequa Corp. term loan 3.8309% 12/3/14 (f)	27,990	27,500
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5396% 9/30/16 (f)	18,018	18,108
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (f)	73,418	73,326
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (f)	9,206	9,206
		132,440
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (f)	3,970	3,722
Northwest Airlines Corp. Tranche B, term loan 4.08% 12/22/13 (f)	2,744	2,716
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	13,676	13,231
US Airways Group, Inc. term loan 2.77% 3/23/14 (f)	24,230	21,928
		41,597
Automotive - 2.7%
Allison Transmission, Inc. term loan 2.79% 8/7/14 (f)	2,000	1,975
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	16,935	16,596
Delphi Corp.:
Tranche A, term loan 2.8125% 3/31/16 (f)	28,900	28,611
Tranche B, term loan 3.5% 3/31/17 (f)	57,688	57,688
Federal-Mogul Corp.:
Tranche B, term loan 2.2348% 12/27/14 (f)	50,845	48,748
Tranche C, term loan 2.2198% 12/27/15 (f)	25,942	24,644
Tenneco, Inc.:
Credit-Linked Deposit 5.2953% 3/16/14 (f)	15,750	15,750
Tranche B, term loan 4.77% 6/3/16 (f)	11,820	11,820
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.78% 4/30/14 (f)	64,612	62,674
		268,506
Broadcasting - 5.7%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (f)	31,407	31,015
Clear Channel Capital I LLC Tranche B, term loan 3.92% 1/29/16 (f)	51,285	40,964
Clear Channel Communications, Inc. Tranche A, term loan 3.67% 7/30/14 (f)	2,892	2,653
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Gray Television, Inc. Tranche B, term loan 3.8% 12/31/14 (f)	$ 2,345	$ 2,310
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (f)	5,304	5,277
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (f)	4,975	4,863
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (f)	4,852	4,828
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (f)	53,990	53,990
Univision Communications, Inc.:
term loan 4.52% 3/31/17 (f)	129,205	121,453
Tranche 1LN, term loan 2.27% 9/29/14 (f)	83,476	82,641
VNU, Inc.:
term loan 2.2953% 8/9/13 (f)	70,703	70,615
Tranche B, term loan 4.0453% 5/1/16 (f)	53,364	53,498
Tranche C, term loan 3.5453% 5/1/16 (f)	96,029	95,909
		570,016
Building Materials - 0.5%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (f)	14,247	14,302
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (f)	20,478	20,581
Tranche 2 LN, term loan 9% 10/28/17 (f)	2,253	2,271
Nortek, Inc. Tranche B, term loan 5.2511% 4/26/17 (f)	11,590	11,445
		48,599
Cable TV - 5.1%
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (f)	36,654	36,608
CCO Holdings, LLC Tranche 3LN, term loan 2.77% 9/6/14 (f)	41,347	40,520
Cequel Communications LLC Tranche 1LN, term loan 2.2953% 11/5/13 (f)	58,983	58,765
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	215	213
Tranche B 1LN, term loan 2.27% 3/6/14 (f)	9,173	9,104
Tranche C, term loan 3.83% 9/6/16 (f)	164,020	163,200
CSC Holdings, Inc.:
Tranche B2, term loan 3.5205% 3/29/16 (f)	24,642	24,580
Tranche B3, term loan 3.2705% 3/29/16 (f)	72,802	72,533
Insight Midwest Holdings LLC Tranche B, term loan 2.05% 4/6/14 (f)	24,256	24,074
Kabel Deutschland GmbH Tranche F, term loan 1/17/19	10,000	9,963
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	$ 16,725	$ 16,641
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	2,933	2,918
Tranche E, term loan 4.5% 10/23/17 (f)	2,925	2,889
UPC Broadband Holding BV:
Tranche AB, term loan 4.75% 12/31/17 (f)	10,000	9,950
Tranche N1, term loan 2.0453% 12/31/14 (f)	5,000	4,975
Tranche T, term loan 3.7953% 12/31/16 (f)	11,448	11,162
Tranche X, term loan 3.7953% 12/31/17 (f)	21,942	21,394
WideOpenWest Finance LLC Tranche A, term loan 6.7955% 6/28/14 (f)	2,961	2,827
		512,316
Capital Goods - 0.8%
Rexnord Corp.:
Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,283	3,234
Tranche B, term loan 2.9748% 7/19/13 (f)	12,325	12,232
SRAM LLC. Tranche B 1LN, term loan 4.761% 6/7/18 (f)	5,846	5,823
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (f)	4,904	4,898
Tranche B, term loan 4.25% 9/21/16 (f)	52,732	52,732
		78,919
Chemicals - 3.5%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (f)	7,000	7,044
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (f)	32,900	32,982
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7953% 4/2/13 (f)	51,781	50,875
Tranche C, term loan 3.331% 10/31/16 (f)	34,823	35,084
Chemtura Corp. term loan 5.5% 8/27/16 (f)	20,000	20,150
General Chemical Corp. Tranche B, term loan 5.0017% 10/6/15 (f)	4,634	4,634
Huntsman International LLC Tranche B, term loan:
1.9252% 4/19/14 (f)	36,097	35,375
2.9035% 4/19/17 (f)	5,000	4,920
INEOS US Finance:
Tranche B 2LN, term loan 7.501% 12/16/13 (f)	10,548	10,918
Tranche C 2LN, term loan 8.001% 12/16/14 (f)	11,687	12,096
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.8295% 5/15/14 (f)	$ 6,307	$ 6,291
Tranche 2LN, term loan 6.3293% 11/18/14 (f)	3,000	2,985
Momentive Performance Materials, Inc. Tranche B1, term loan 3.8125% 5/15/15 (f)	13,698	13,424
Polypore, Inc. Tranche B, term loan 2.28% 7/3/14 (f)	7,775	7,705
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (f)	33,433	33,475
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (f)	42,976	42,976
Styron Corp. Tranche B, term loan 6% 8/2/17 (f)	13,775	12,536
Taminco Global Chemical Corp. Tranche B, term loan 2/1/19	8,865	8,887
Tronox, Inc. Tranche B, term loan 7.25% 10/21/15 (f)	1,930	1,918
Univar NV Tranche B, term loan 5% 6/30/17 (f)	6,895	6,809
		351,084
Consumer Products - 2.5%
Jarden Corp. Tranche B, term loan 3.27% 3/31/18 (f)	22,282	22,309
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (f)	33,179	33,138
Prestige Brands, Inc. Tranche B, term loan 1/31/19	22,000	22,138
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (f)	15,920	15,860
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 6.5% 8/9/18 (f)	61,014	61,166
Tranche E, term loan 6.5% 2/9/18 (f)	84,954	85,167
Spectrum Brands Holdings, Inc. Tranche B, term loan 5.0021% 6/17/16 (f)	6,121	6,121
		245,899
Containers - 0.7%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	20,054	20,004
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,500
Berry Plastics Holding Corp. Tranche C, term loan 2.2896% 4/3/15 (f)	7,808	7,593
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (f)	5,948	5,918
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (f)	26,663	26,929
		69,944
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 1.4%
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (f)	$ 7,526	$ 7,093
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (f)	29,775	29,701
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	21,763	21,818
Tranche 2LN, term loan 7% 3/17/16 (f)	14,165	14,200
MSCI, Inc. Tranche B 1LN, term loan 3.75% 3/14/17 (f)	26,265	26,232
Nuveen Investments, Inc. term loan 3.3181% 11/13/14 (f)	13,015	12,755
Royalty Pharma Finance Trust Tranche B 1LN, term loan 3.75% 11/9/16 (f)	4,975	4,963
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (f)	25,605	25,605
		142,367
Diversified Media - 0.2%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.83% 5/31/14 (f)	1,974	1,520
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (f)	14,030	14,128
		15,648
Electric Utilities - 4.9%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4.03% 8/23/13 (f)	2,000	1,820
BRSP LLC term loan 7.5% 6/24/14 (f)	10,197	10,248
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (f)	8,955	8,877
Tranche B, term loan 4.5% 4/1/18 (f)	85,360	84,613
Covanta Energy Corp.:
Credit-Linked Deposit 2.081% 2/9/14 (f)	4,658	4,621
term loan 1.8125% 2/9/14 (f)	9,013	8,941
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (f)	35,064	35,853
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (f)	41,407	40,734
MACH Gen LLC Credit-Linked Deposit 2.5793% 2/22/13 (f)	182	168
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (f)	4,000	3,500
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	7,904	7,588
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (f)	77,610	77,319
NSG Holdings LLC:
Credit-Linked Deposit 2.0463% 6/15/14 (f)	247	233
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NSG Holdings LLC: - continued
Tranche B, term loan 2.0463% 6/15/14 (f)	$ 346	$ 325
Puget Energy, Inc. term loan 2.27% 2/6/14 (f)	7,397	7,379
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.5793% 12/15/13 (f)	3,137	3,059
Tranche 1LN, term loan 2.5793% 12/15/13 (f)	6,216	6,060
Tranche 2LN, term loan 4.8293% 12/15/14 (f)	30,143	28,937
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7953% 10/10/14 (f)	107,117	72,572
4.7953% 10/10/17 (f)	15,252	9,456
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	70,185	70,185
		482,488
Energy - 0.2%
CCS, Inc. Tranche B, term loan 3.27% 11/14/14 (f)	4,959	4,698
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	1,061	1,061
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (f)	2,131	2,125
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (f)	10,973	10,959
Sheridan Production Partners LP term loan 6.5% 4/20/17 (f)	4,880	4,898
		23,741
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 3.6322% 4/30/16 (f)	2,977	2,977
Regal Cinemas Corp. Tranche B, term loan 3.5793% 8/23/17 (f)	28,203	28,062
		31,039
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.3% 3/30/14 (f)	404	337
Food & Drug Retail - 1.1%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (f)	38,808	38,517
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (f)	17,719	17,320
Tranche ABL, term loan 2.0375% 6/4/14 (f)	19,621	19,032
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/29/18 (f)	$ 26,425	$ 26,491
Tranche B2, term loan 3.52% 10/5/15 (f)	6,118	6,072
		107,432
Food/Beverage/Tobacco - 1.4%
B&G Foods, Inc. Tranche B, term loan 4.5% 11/30/18 (f)	3,000	3,008
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5026% 2/11/16 (f)	7,032	7,023
Constellation Brands, Inc.:
Tranche B, term loan 2.0126% 6/5/13 (f)	19,959	20,011
Tranche B, term loan 3.0625% 6/5/15 (f)	2,994	3,016
Dean Foods Co. Tranche B, term loan:
3.5677% 4/2/17 (f)	11,833	11,567
3.58% 4/2/16 (f)	24,538	23,924
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (f)	20,895	20,529
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (f)	6,930	6,826
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (f)	10,965	10,981
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (f)	20,170	20,170
Pinnacle Foods Finance LLC:
term loan 2.8671% 4/4/14 (f)	3,387	3,362
Tranche D, term loan 6% 4/4/14 (f)	7,081	7,116
		137,533
Gaming - 1.3%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	21,835	21,917
Choctaw Resort Development Enterprise term loan 9.25% 5/4/12 (f)	1,119	1,030
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (f)	2,569	2,543
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2763% 1/28/15 (f)	6,688	6,019
Tranche B2, term loan 3.2763% 1/28/15 (f)	3,890	3,506
Tranche B3, term loan 3.2794% 1/28/15 (f)	8,659	7,793
Las Vegas Sands Corp. term loan 2.93% 11/23/15 (f)	6,888	6,612
Las Vegas Sands LLC:
term loan 1.93% 5/23/14 (f)	7,193	7,031
Tranche B, term loan:
1.93% 5/23/14 (f)	35,220	34,427
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands LLC: - continued
Tranche B, term loan:
2.93% 11/23/16 (f)	$ 8,239	$ 7,847
Tranche I, term loan 2.93% 11/23/16 (f)	1,656	1,590
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (f)	2,000	2,000
Motor City Casino Tranche B, term loan 7% 3/1/17 (f)	3,735	3,731
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (f)	18,905	18,952
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.155% 8/15/13 (f)	2,313	2,290
		127,288
Healthcare - 16.8%
Bausch & Lomb, Inc. term loan:
3.52% 4/26/15 (f)	18,012	17,921
3.7616% 4/26/15 (f)	74,655	74,282
Biomet, Inc. term loan 3.4666% 3/25/15 (f)	34,432	34,259
Carestream Health, Inc. term loan 5% 2/25/17 (f)	2,977	2,806
Community Health Systems, Inc.:
term loan 3.9579% 1/25/17 (f)	56,639	55,789
Tranche B, term loan 2.7552% 7/25/14 (f)	271,654	267,919
Tranche DD, term loan 2.52% 7/25/14 (f)	14,021	13,828
DaVita, Inc.:
Tranche A, term loan 2.77% 10/20/15 (f)	38,713	38,635
Tranche B, term loan 4.5% 10/20/16 (f)	86,655	87,088
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	52,486	47,106
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	35,730	35,685
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (f)	26,295	26,295
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.9543% 3/31/13 (f)	50,740	50,614
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (f)	35,509	35,465
Tranche D 2LN, term loan 3.5% 9/10/14 (f)	21,484	21,457
Grifols SA Tranche B, term loan 6% 6/1/17 (f)	38,798	38,798
Hanger Orthopedic Group, Inc. Tranche C, term loan 4.0102% 12/1/16 (f)	7,910	7,791
HCA, Inc.:
Tranche A, term loan 1.52% 11/17/12 (f)	11,926	11,897
Tranche B, term loan 2.52% 11/17/13 (f)	321,607	319,991
Tranche B2, term loan 3.8293% 3/31/17 (f)	105,201	103,097
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (f)	6,905	6,387
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (f)	$ 36,150	$ 35,789
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (f)	47,838	47,719
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (f)	34,000	34,595
LifePoint Hospitals, Inc. Tranche B, term loan 3.28% 4/15/15 (f)	22,363	22,251
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (f)	16,000	16,100
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	10,955	10,873
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (f)	18,572	18,572
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (f)	9,950	9,652
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5292% 6/15/14 (f)	3,958	3,840
Tranche 2LN, term loan 6.02% 6/15/15 (f)	3,000	2,880
Tranche B, term loan 4.02% 6/15/14 (f)	1,834	1,763
Skilled Healthcare Group, Inc. term loan 5.2644% 4/9/16 (f)	9,547	8,927
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (f)	2,067	1,778
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (f)	6,965	6,652
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (f)	93,597	92,661
Tranche A, term loan 2.2403% 11/15/15 (f)	11,487	11,269
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	26,136	26,039
VWR Funding, Inc. term loan 2.77% 6/29/14 (f)	18,448	18,032
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (f)	8,925	8,925
		1,675,427
Homebuilders/Real Estate - 1.7%
Capital Automotive LP term loan 5% 3/11/17 (f)	17,032	16,947
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.5396% 11/9/15 (f)	7,000	6,930
Tranche B, term loan 3.5396% 11/9/16 (f)	24,063	24,003
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.5205% 3/4/18 (f)	40,805	40,448
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - continued
CB Richard Ellis Services, Inc.: - continued
Tranche D, term loan 3.7958% 9/4/19 (f)	$ 22,885	$ 22,656
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,663	3,654
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (f)	437	407
term loan 4.6914% 10/10/16 (f)	5,563	5,173
Tranche B, term loan 3.4414% 10/10/13 (f)	37,906	37,527
Tranche DD, term loan 3.4414% 10/10/13 (f)	10,224	10,121
3.2953% 10/10/13 (f)	3,843	3,843
		171,709
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (f)	9,528	9,552
USI Holdings Corp. Tranche B, term loan 2.77% 5/4/14 (f)	6,907	6,700
		16,252
Leisure - 0.7%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (f)	15,250	15,326
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (f)	37,630	37,585
Six Flags, Inc. Tranche B, term loan 4.25% 12/20/18 (f)	14,000	13,930
		66,841
Metals/Mining - 2.2%
Compass Minerals:
Tranche B, term loan 1.78% 12/22/12 (f)	1,961	1,949
Tranche C, term loan 3.03% 1/15/16 (f)	11,808	11,737
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (f)	1,510	1,514
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (f)	82,696	82,489
Oxbow Carbon LLC Tranche B 1LN, term loan 3.9199% 5/8/16 (f)	10,222	10,145
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (f)	6,411	6,362
Walter Energy, Inc.:
Tranche A, term loan 3.5227% 4/1/16 (f)	10,361	10,258
Tranche B, term loan 4% 4/1/18 (f)	92,150	91,689
		216,143
Paper - 1.0%
Graphic Packaging International, Inc.:
Tranche B, term loan 2.3834% 5/16/14 (f)	14,643	14,626
Tranche C, term loan 3.1422% 5/16/14 (f)	13,397	13,415
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Rock-Tenn Co.:
Tranche A, term loan 2.3% 5/27/16 (f)	$ 16,000	$ 15,920
Tranche B, term loan 3.5% 5/27/18 (f)	55,417	55,417
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	219
		99,597
Publishing/Printing - 0.6%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (f)	4,687	4,675
Dex Media East LLC term loan 3.0528% 10/24/14 (f)	9,687	4,602
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (f)	2,059	1,173
Newsday LLC term loan 10.5% 8/1/13	7,406	7,601
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (f)	11,302	11,030
Thomson Learning Tranche B, term loan 2.52% 7/5/14 (f)	39,086	34,494
		63,575
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (f)	34,544	34,199
Denny's, Inc. Tranche B, term loan 5.25% 9/30/16 (f)	4,609	4,621
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (f)	14,225	14,207
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (f)	29,470	29,434
Landry's Restaurants, Inc. Tranche B, term loan 6.25% 12/1/14 (f)	7,913	7,893
NPC International, Inc. Tranche B, term loan 6.75% 12/28/18 (f)	2,000	2,010
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7173% 6/14/13 (f)	148	144
term loan 6/14/14	1,972	1,913
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	7,553	7,562
		101,983
Services - 3.3%
Allied Security Holdings LLC Tranche B 1LN, term loan 5% 2/4/17 (f)	7,444	7,407
ARAMARK Corp.:
Credit-Linked Deposit 2.1703% 1/26/14 (f)	4,377	4,323
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ARAMARK Corp.: - continued
Credit-Linked Deposit 3.5453% 7/26/16 (f)	$ 3,270	$ 3,246
term loan 2.4543% 1/26/14 (f)	51,888	51,240
Tranche B, term loan 3.8293% 7/26/16 (f)	49,723	49,350
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	7,046	7,099
Avis Budget Group, Inc. Tranche B, term loan 6.25% 9/22/18 (f)	5,985	6,030
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.875% 2/7/14 (f)	6,482	5,445
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	1,960	1,970
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (f)	38,708	38,611
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (f)	34,738	34,609
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (f)	13,930	13,913
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (f)	2,660	2,634
ServiceMaster Co.:
term loan 2.85% 7/24/14 (f)	77,642	76,478
Tranche DD, term loan 2.77% 7/24/14 (f)	5,964	5,875
Symphonyiri Group, Inc. Tranche B, term loan 5% 12/1/17 (f)	10,938	10,883
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.3236% 8/4/15 (f)	1,925	1,913
Tranche B, term loan 3.75% 8/4/16 (f)	6,419	6,379
U.S. Foodservice Tranche B, term loan 2.7751% 7/3/14 (f)	3,192	3,045
		330,450
Shipping - 0.3%
CEVA Group PLC:
Credit-Linked Deposit 3.5793% 11/4/13 (f)	1,110	1,099
EGL term loan 5.25% 11/4/13 (f)	1,890	1,871
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (f)	1,000	840
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (f)	26,003	26,102
		29,912
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.875% 10/31/13 (f)	43,542	43,215
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - continued
Michaels Stores, Inc.: - continued
Tranche B2, term loan 5.125% 7/31/16 (f)	$ 9,596	$ 9,572
Sally Holdings LLC Tranche B, term loan 2.52% 11/16/13 (f)	24,450	24,420
		77,207
Super Retail - 2.0%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (f)	12,000	12,030
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (f)	3,980	3,980
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (f)	4,988	5,037
Dollar General Corp.:
Tranche B1, term loan 3.1429% 7/6/14 (f)	26,244	26,244
Tranche B2, term loan 3.128% 7/6/14 (f)	14,000	13,948
Gymboree Corp. term loan 5% 2/23/18 (f)	14,815	13,297
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (f)	43,511	42,206
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (f)	5,940	5,881
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	4,000	3,930
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	33,878	33,539
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (f)	1,943	1,948
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (f)	7,960	7,602
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (f)	18,763	18,669
Tranche B2, term loan 5.25% 5/25/18 (f)	8,955	8,776
		197,087
Technology - 8.8%
Avaya, Inc.:
term loan 3.2561% 10/27/14 (f)	73,976	71,479
Tranche B 3LN, term loan 5.0061% 10/26/17 (f)	21,706	20,784
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (f)	8,813	8,857
CDW Corp. Tranche B, term loan:
3.7776% 10/10/14 (f)	17,266	17,094
4% 7/15/17 (f)	22,658	22,092
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (f)	27,621	27,483
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (f)	14,000	14,123
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.5769% 7/18/14 (f)	$ 21,702	$ 21,648
Tranche B 1LN, term loan 4.25% 7/18/16 (f)	40,980	41,062
First Data Corp.:
term loan 4.2773% 3/24/18 (f)	14,079	12,354
Tranche B1, term loan 3.0273% 9/24/14 (f)	80,535	76,207
Tranche B2, term loan 3.0273% 9/24/14 (f)	44,841	42,431
Tranche B3, term loan 3.0273% 9/24/14 (f)	25,949	24,554
Flextronics International Ltd.:
Tranche B A1, term loan 2.52% 10/1/14 (f)	884	868
Tranche B A2, term loan 2.52% 10/1/14 (f)	1,360	1,336
Tranche B A3, term loan 2.5453% 10/1/14 (f)	1,586	1,559
Tranche B-A, term loan 2.5438% 10/1/14 (f)	3,075	3,021
Freescale Semiconductor, Inc. term loan 4.5453% 12/1/16 (f)	147,054	143,745
Kronos, Inc.:
Tranche B 1LN, term loan 5.3293% 6/11/17 (f)	2,811	2,754
Tranche B 2LN, term loan 10.5793% 6/11/18 (f)	5,750	5,764
NDS Group PLC Tranche B, term loan 4% 3/10/18 (f)	11,855	11,781
NXP BV:
term loan 4.5% 3/4/17 (f)	66,306	64,649
Tranche A 2LN, term loan 5.5% 3/4/17 (f)	27,930	27,511
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (f)	28,660	28,660
Rovi Corp.:
Tranche A, term loan 2.869% 2/7/16 (f)	18,733	18,686
Tranche B, term loan 4% 2/7/18 (f)	4,337	4,337
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (f)	44,979	44,979
Spansion, Inc. term loan 4.75% 2/9/15 (f)	8,389	8,347
SunGard Data Systems, Inc.:
term loan 4.0387% 2/28/16 (f)	18,124	17,942
Tranche B, term loan 2.0406% 2/28/14 (f)	61,540	60,617
Tranche B, term loan 3.7728% 2/28/14 (f)	14,399	14,285
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (f)	3,980	3,960
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (f)	10,758	10,785
Verifone, Inc. Tranche B, term loan 4.25% 12/28/18 (f)	3,000	3,002
		878,756
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 7.2%
Asurion LLC:
term loan 9% 5/24/19 (f)	$ 9,000	$ 9,034
Tranche B, term loan 5.5% 5/24/18 (f)	38,895	38,848
Consolidated Communications, Inc. term loan 2.77% 12/31/14 (f)	10,068	9,791
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (f)	45,000	44,946
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (f)	14,299	14,227
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	13,452	11,367
Genesys SA Tranche B, term loan 6.75% 1/20/19 (f)	8,000	7,980
Intelsat Jackson Holdings SA:
term loan 3.2958% 2/1/14 (f)	84,000	81,900
Tranche B, term loan 5.25% 4/2/18 (f)	171,710	171,710
Knology, Inc. Tranche B, term loan 4% 8/18/17 (f)	3,049	2,988
Level 3 Financing, Inc.:
term loan 2.746% 3/13/14 (f)	50,000	48,815
Tranche B 2LN, term loan 5.75% 9/1/18 (f)	1,000	999
Tranche B 3LN, term loan 5.75% 9/1/18 (f)	7,780	7,771
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4.0625% 3/17/18 (f)	71,164	70,275
Tranche B, term loan 4.1335% 11/3/16 (f)	14,422	14,278
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (f)	2,453	2,425
Telesat Holding, Inc.:
Tranche A, term loan 3.27% 10/31/14 (f)	40,940	40,838
Tranche DD, term loan 3.27% 10/31/14 (f)	3,517	3,508
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 2.02% 1/7/13 (f)	4,653	4,647
Tranche B, term loan 3.52% 12/30/16 (f)	4,770	4,758
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	47,003
term loan 6.875% 8/11/15	42,813	41,349
Windstream Corp.:
Tranche B1, term loan 2.0076% 7/17/13 (f)	11,528	11,562
Tranche B2, term loan 3.2576% 12/17/15 (f)	21,582	21,549
		712,568
Textiles & Apparel - 0.5%
Levi Strauss & Co. term loan 2.52% 4/4/14 (f)	3,000	2,925
Phillips-Van Heusen Corp.:
term loan 3.0625% 1/31/16 (f)	6,738	6,704
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Phillips-Van Heusen Corp.: - continued
Tranche B, term loan 3.5% 5/6/16 (f)	$ 24,143	$ 24,203
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (f)	13,930	13,860
		47,692
TOTAL FLOATING RATE LOANS (Cost $8,069,308)		8,072,392
Nonconvertible Bonds - 9.8%

Air Transportation - 0.1%
Continental Airlines, Inc. 3.6539% 6/2/13 (f)	6,641	6,275
Continental Airlines, Inc. 9.25% 5/10/17	2,515	2,666
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,598	1,696
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,457
		15,094
Automotive - 0.8%
ArvinMeritor, Inc. 10.625% 3/15/18	1,880	1,861
Delphi Corp. 5.875% 5/15/19 (d)	18,610	19,401
Ford Motor Credit Co. LLC:
4.25% 2/3/17	4,000	4,000
5.625% 9/15/15	8,000	8,560
General Motors Acceptance Corp. 2.7269% 12/1/14 (f)	40,000	37,000
Tenneco, Inc. 8.125% 11/15/15	2,000	2,083
TRW Automotive, Inc. 8.875% 12/1/17 (d)	2,060	2,256
		75,161
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
2.7269% 12/1/14 (f)	70,187	64,923
3.6492% 2/11/14 (f)	52,000	50,700
Bank of America Corp. 1.9731% 1/30/14 (f)	3,250	3,146
		118,769
Building Materials - 0.0%
Cemex SA de CV 5.5793% 9/30/15 (d)(f)	3,000	2,490
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 4,000	$ 4,240
UPCB Finance Vi Ltd. 6.875% 1/15/22 (d)	2,000	2,000
		6,240
Chemicals - 0.9%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,470
Lyondell Chemical Co. 11% 5/1/18	1,497	1,640
LyondellBasell Industries NV 6% 11/15/21 (d)	7,980	8,678
NOVA Chemicals Corp. 3.7836% 11/15/13 (f)	71,894	71,714
Polypore International, Inc. 7.5% 11/15/17	75	79
		86,581
Consumer Products - 0.1%
Prestige Brands, Inc. 8.125% 2/1/20 (d)	1,775	1,846
Reddy Ice Corp. 11.25% 3/15/15	2,000	1,890
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (d)	4,000	4,400
		8,136
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	630	662
Berry Plastics Corp.:
5.3215% 2/15/15 (f)	52,000	52,000
8.25% 11/15/15	4,000	4,290
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,251
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,475
		68,678
Diversified Financial Services - 0.4%
International Lease Finance Corp.:
5.625% 9/20/13	12,000	12,030
6.25% 5/15/19	10,000	9,805
6.375% 3/25/13	8,000	8,110
SLM Corp. 0.8601% 1/27/14 (f)	14,000	12,981
		42,926
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,515
Series B, 9.25% 12/15/17	12,485	13,765
Lamar Media Corp. 5.875% 2/1/22 (d)(e)	3,000	3,015
		35,295
Electric Utilities - 1.0%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,300
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Calpine Corp. 7.5% 2/15/21 (d)	$ 6,000	$ 6,390
CMS Energy Corp. 1.5215% 1/15/13 (f)	8,000	7,950
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (d)	6,000	6,390
7.25% 10/15/21 (d)	6,000	6,675
Energy Future Holdings Corp. 10% 1/15/20	54,320	58,394
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	4,515
The AES Corp.:
7.75% 3/1/14	3,000	3,225
7.75% 10/15/15	3,000	3,300
		101,139
Energy - 0.1%
ATP Oil & Gas Corp. 11.875% 5/1/15	3,000	1,950
Continental Resources, Inc. 7.125% 4/1/21	4,000	4,360
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,315
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20	3,000	3,330
		12,955
Food & Drug Retail - 0.0%
Post Holdings, Inc. 7.375% 2/15/22 (d)	4,000	4,160
Healthcare - 0.5%
DaVita, Inc. 6.375% 11/1/18	3,000	3,161
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	4,000	4,120
Health Management Associates, Inc. 7.375% 1/15/20 (d)	5,420	5,596
Tenet Healthcare Corp.:
6.25% 11/1/18 (d)	10,000	10,550
8.875% 7/1/19	16,000	18,080
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	2,000	2,025
6.875% 12/1/18 (d)	2,000	2,040
		45,572
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,000	3,128
Realogy Corp. 7.625% 1/15/20 (d)	2,000	2,002
Standard Pacific Corp. 8.375% 5/15/18	4,000	4,060
		9,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	$ 11,475	$ 12,479
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (d)	32,705	33,686
8.25% 11/1/19 (d)	5,000	5,325
		51,490
Paper - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (d)	2,842	3,197
Verso Paper Holdings LLC/Verso Paper, Inc. 4.1794% 8/1/14 (f)	3,000	1,965
		5,162
Services - 0.3%
ARAMARK Corp. 3.9294% 2/1/15 (f)	12,000	11,850
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9572% 5/15/14 (f)	19,000	18,430
		30,280
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	4,000	3,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,187
		10,187
Super Retail - 0.0%
Sally Holdings LLC 6.875% 11/15/19 (d)	5,000	5,350
Technology - 0.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20	2,000	2,145
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,511
10.125% 3/15/18 (d)	5,250	5,841
NXP BV/NXP Funding LLC 3.3215% 10/15/13 (f)	14,255	14,219
Spansion LLC 7.875% 11/15/17	3,240	3,159
		31,875
Telecommunications - 2.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	4,000	3,770
Clearwire Escrow Corp. 12% 12/1/15 (d)	9,983	9,409
Frontier Communications Corp. 8.5% 4/15/20	7,000	6,903
GeoEye, Inc. 9.625% 10/1/15	2,505	2,774
Intelsat Ltd. 11.25% 6/15/16	8,000	8,480
iPCS, Inc.:
2.5544% 5/1/13 (f)	72,852	69,209
3.6794% 5/1/14 pay-in-kind (f)	76,150	69,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.:
3.7963% 6/15/13 (f)	$ 11,000	$ 11,109
6.75% 12/1/21	4,000	4,441
Sprint Capital Corp. 6.875% 11/15/28	4,000	2,960
Sprint Nextel Corp. 9% 11/15/18 (d)	3,000	3,244
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	5,123	3,864
		195,841
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 4.1455% 12/15/14 (f)	13,135	13,069
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,420
		17,489
TOTAL NONCONVERTIBLE BONDS (Cost $966,445)		980,060
Common Stocks - 0.2%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	807
ION Media Networks, Inc. (a)	2,842	1,489
		2,296
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,292	10,572
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	302
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(h)	1,054,692	264
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	140
TOTAL COMMON STOCKS (Cost $24,246)		16,858
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	$ 0
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 0.12% (b) (Cost $983,102)	983,101,868	983,102
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $4,186)	4,186	4,186
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $10,047,287)		10,056,598
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(98,037)
NET ASSETS - 100%		$ 9,958,561
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,571,000 or 2.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $264,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,186,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 2,208
Barclays Capital, Inc.	1,175
Merrill Lynch, Pierce, Fenner & Smith, Inc.	803
$ 4,186
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 269
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,293	$ 807	$ 264	$ 4,222
Financials	551	-	-	551
Materials	10,572	10,572	-	-
Telecommunication Services	140	140	-	-
Utilities	302	302	-	-
Corporate Bonds	980,060	-	980,060	-
Floating Rate Loans	8,072,392	-	8,072,392	-
Other	-	-	-	-
Money Market Funds	983,102	983,102	-	-
Cash Equivalents	4,186	-	4,186	-
Total Investments in Securities:	$ 10,056,598	$ 994,923	$ 9,056,902	$ 4,773
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(103)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,773
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (103)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $9,953,450,000. Net unrealized appreciation aggregated $103,148,000, of which $211,181,000 related to appreciated investment securities and $108,033,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and categorized as level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

January 31, 2012

1.813257.107

FHI-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 81.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (f)	$ 4,468	$ 4,300
Sequa Corp. term loan 3.8309% 12/3/14 (f)	27,990	27,500
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.5396% 9/30/16 (f)	18,018	18,108
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (f)	73,418	73,326
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (f)	9,206	9,206
		132,440
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (f)	3,970	3,722
Northwest Airlines Corp. Tranche B, term loan 4.08% 12/22/13 (f)	2,744	2,716
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (f)	13,676	13,231
US Airways Group, Inc. term loan 2.77% 3/23/14 (f)	24,230	21,928
		41,597
Automotive - 2.7%
Allison Transmission, Inc. term loan 2.79% 8/7/14 (f)	2,000	1,975
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	16,935	16,596
Delphi Corp.:
Tranche A, term loan 2.8125% 3/31/16 (f)	28,900	28,611
Tranche B, term loan 3.5% 3/31/17 (f)	57,688	57,688
Federal-Mogul Corp.:
Tranche B, term loan 2.2348% 12/27/14 (f)	50,845	48,748
Tranche C, term loan 2.2198% 12/27/15 (f)	25,942	24,644
Tenneco, Inc.:
Credit-Linked Deposit 5.2953% 3/16/14 (f)	15,750	15,750
Tranche B, term loan 4.77% 6/3/16 (f)	11,820	11,820
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.78% 4/30/14 (f)	64,612	62,674
		268,506
Broadcasting - 5.7%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (f)	31,407	31,015
Clear Channel Capital I LLC Tranche B, term loan 3.92% 1/29/16 (f)	51,285	40,964
Clear Channel Communications, Inc. Tranche A, term loan 3.67% 7/30/14 (f)	2,892	2,653
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Gray Television, Inc. Tranche B, term loan 3.8% 12/31/14 (f)	$ 2,345	$ 2,310
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (f)	5,304	5,277
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (f)	4,975	4,863
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (f)	4,852	4,828
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (f)	53,990	53,990
Univision Communications, Inc.:
term loan 4.52% 3/31/17 (f)	129,205	121,453
Tranche 1LN, term loan 2.27% 9/29/14 (f)	83,476	82,641
VNU, Inc.:
term loan 2.2953% 8/9/13 (f)	70,703	70,615
Tranche B, term loan 4.0453% 5/1/16 (f)	53,364	53,498
Tranche C, term loan 3.5453% 5/1/16 (f)	96,029	95,909
		570,016
Building Materials - 0.5%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (f)	14,247	14,302
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (f)	20,478	20,581
Tranche 2 LN, term loan 9% 10/28/17 (f)	2,253	2,271
Nortek, Inc. Tranche B, term loan 5.2511% 4/26/17 (f)	11,590	11,445
		48,599
Cable TV - 5.1%
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (f)	36,654	36,608
CCO Holdings, LLC Tranche 3LN, term loan 2.77% 9/6/14 (f)	41,347	40,520
Cequel Communications LLC Tranche 1LN, term loan 2.2953% 11/5/13 (f)	58,983	58,765
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (f)	215	213
Tranche B 1LN, term loan 2.27% 3/6/14 (f)	9,173	9,104
Tranche C, term loan 3.83% 9/6/16 (f)	164,020	163,200
CSC Holdings, Inc.:
Tranche B2, term loan 3.5205% 3/29/16 (f)	24,642	24,580
Tranche B3, term loan 3.2705% 3/29/16 (f)	72,802	72,533
Insight Midwest Holdings LLC Tranche B, term loan 2.05% 4/6/14 (f)	24,256	24,074
Kabel Deutschland GmbH Tranche F, term loan 1/17/19	10,000	9,963
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (f)	$ 16,725	$ 16,641
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (f)	2,933	2,918
Tranche E, term loan 4.5% 10/23/17 (f)	2,925	2,889
UPC Broadband Holding BV:
Tranche AB, term loan 4.75% 12/31/17 (f)	10,000	9,950
Tranche N1, term loan 2.0453% 12/31/14 (f)	5,000	4,975
Tranche T, term loan 3.7953% 12/31/16 (f)	11,448	11,162
Tranche X, term loan 3.7953% 12/31/17 (f)	21,942	21,394
WideOpenWest Finance LLC Tranche A, term loan 6.7955% 6/28/14 (f)	2,961	2,827
		512,316
Capital Goods - 0.8%
Rexnord Corp.:
Tranche B A0, term loan 2.5625% 7/19/13 (f)	3,283	3,234
Tranche B, term loan 2.9748% 7/19/13 (f)	12,325	12,232
SRAM LLC. Tranche B 1LN, term loan 4.761% 6/7/18 (f)	5,846	5,823
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (f)	4,904	4,898
Tranche B, term loan 4.25% 9/21/16 (f)	52,732	52,732
		78,919
Chemicals - 3.5%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (f)	7,000	7,044
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (f)	32,900	32,982
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7953% 4/2/13 (f)	51,781	50,875
Tranche C, term loan 3.331% 10/31/16 (f)	34,823	35,084
Chemtura Corp. term loan 5.5% 8/27/16 (f)	20,000	20,150
General Chemical Corp. Tranche B, term loan 5.0017% 10/6/15 (f)	4,634	4,634
Huntsman International LLC Tranche B, term loan:
1.9252% 4/19/14 (f)	36,097	35,375
2.9035% 4/19/17 (f)	5,000	4,920
INEOS US Finance:
Tranche B 2LN, term loan 7.501% 12/16/13 (f)	10,548	10,918
Tranche C 2LN, term loan 8.001% 12/16/14 (f)	11,687	12,096
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.8295% 5/15/14 (f)	$ 6,307	$ 6,291
Tranche 2LN, term loan 6.3293% 11/18/14 (f)	3,000	2,985
Momentive Performance Materials, Inc. Tranche B1, term loan 3.8125% 5/15/15 (f)	13,698	13,424
Polypore, Inc. Tranche B, term loan 2.28% 7/3/14 (f)	7,775	7,705
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (f)	33,433	33,475
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (f)	42,976	42,976
Styron Corp. Tranche B, term loan 6% 8/2/17 (f)	13,775	12,536
Taminco Global Chemical Corp. Tranche B, term loan 2/1/19	8,865	8,887
Tronox, Inc. Tranche B, term loan 7.25% 10/21/15 (f)	1,930	1,918
Univar NV Tranche B, term loan 5% 6/30/17 (f)	6,895	6,809
		351,084
Consumer Products - 2.5%
Jarden Corp. Tranche B, term loan 3.27% 3/31/18 (f)	22,282	22,309
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (f)	33,179	33,138
Prestige Brands, Inc. Tranche B, term loan 1/31/19	22,000	22,138
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (f)	15,920	15,860
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 6.5% 8/9/18 (f)	61,014	61,166
Tranche E, term loan 6.5% 2/9/18 (f)	84,954	85,167
Spectrum Brands Holdings, Inc. Tranche B, term loan 5.0021% 6/17/16 (f)	6,121	6,121
		245,899
Containers - 0.7%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	20,054	20,004
Tranche 2LN, term loan 10% 9/2/16 (f)	9,500	9,500
Berry Plastics Holding Corp. Tranche C, term loan 2.2896% 4/3/15 (f)	7,808	7,593
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (f)	5,948	5,918
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (f)	26,663	26,929
		69,944
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 1.4%
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (f)	$ 7,526	$ 7,093
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (f)	29,775	29,701
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	21,763	21,818
Tranche 2LN, term loan 7% 3/17/16 (f)	14,165	14,200
MSCI, Inc. Tranche B 1LN, term loan 3.75% 3/14/17 (f)	26,265	26,232
Nuveen Investments, Inc. term loan 3.3181% 11/13/14 (f)	13,015	12,755
Royalty Pharma Finance Trust Tranche B 1LN, term loan 3.75% 11/9/16 (f)	4,975	4,963
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (f)	25,605	25,605
		142,367
Diversified Media - 0.2%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.83% 5/31/14 (f)	1,974	1,520
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (f)	14,030	14,128
		15,648
Electric Utilities - 4.9%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4.03% 8/23/13 (f)	2,000	1,820
BRSP LLC term loan 7.5% 6/24/14 (f)	10,197	10,248
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (f)	8,955	8,877
Tranche B, term loan 4.5% 4/1/18 (f)	85,360	84,613
Covanta Energy Corp.:
Credit-Linked Deposit 2.081% 2/9/14 (f)	4,658	4,621
term loan 1.8125% 2/9/14 (f)	9,013	8,941
Dynegy, Inc. (Gas) Tranche B, term loan 9.25% 8/5/16 (f)	35,064	35,853
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (f)	41,407	40,734
MACH Gen LLC Credit-Linked Deposit 2.5793% 2/22/13 (f)	182	168
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (f)	4,000	3,500
Tranche B 1LN, term loan 2.8125% 11/1/13 (f)	7,904	7,588
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (f)	77,610	77,319
NSG Holdings LLC:
Credit-Linked Deposit 2.0463% 6/15/14 (f)	247	233
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NSG Holdings LLC: - continued
Tranche B, term loan 2.0463% 6/15/14 (f)	$ 346	$ 325
Puget Energy, Inc. term loan 2.27% 2/6/14 (f)	7,397	7,379
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.5793% 12/15/13 (f)	3,137	3,059
Tranche 1LN, term loan 2.5793% 12/15/13 (f)	6,216	6,060
Tranche 2LN, term loan 4.8293% 12/15/14 (f)	30,143	28,937
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7953% 10/10/14 (f)	107,117	72,572
4.7953% 10/10/17 (f)	15,252	9,456
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	70,185	70,185
		482,488
Energy - 0.2%
CCS, Inc. Tranche B, term loan 3.27% 11/14/14 (f)	4,959	4,698
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (f)	1,061	1,061
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (f)	2,131	2,125
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (f)	10,973	10,959
Sheridan Production Partners LP term loan 6.5% 4/20/17 (f)	4,880	4,898
		23,741
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 3.6322% 4/30/16 (f)	2,977	2,977
Regal Cinemas Corp. Tranche B, term loan 3.5793% 8/23/17 (f)	28,203	28,062
		31,039
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.3% 3/30/14 (f)	404	337
Food & Drug Retail - 1.1%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (f)	38,808	38,517
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (f)	17,719	17,320
Tranche ABL, term loan 2.0375% 6/4/14 (f)	19,621	19,032
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/29/18 (f)	$ 26,425	$ 26,491
Tranche B2, term loan 3.52% 10/5/15 (f)	6,118	6,072
		107,432
Food/Beverage/Tobacco - 1.4%
B&G Foods, Inc. Tranche B, term loan 4.5% 11/30/18 (f)	3,000	3,008
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5026% 2/11/16 (f)	7,032	7,023
Constellation Brands, Inc.:
Tranche B, term loan 2.0126% 6/5/13 (f)	19,959	20,011
Tranche B, term loan 3.0625% 6/5/15 (f)	2,994	3,016
Dean Foods Co. Tranche B, term loan:
3.5677% 4/2/17 (f)	11,833	11,567
3.58% 4/2/16 (f)	24,538	23,924
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (f)	20,895	20,529
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (f)	6,930	6,826
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (f)	10,965	10,981
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (f)	20,170	20,170
Pinnacle Foods Finance LLC:
term loan 2.8671% 4/4/14 (f)	3,387	3,362
Tranche D, term loan 6% 4/4/14 (f)	7,081	7,116
		137,533
Gaming - 1.3%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (f)	21,835	21,917
Choctaw Resort Development Enterprise term loan 9.25% 5/4/12 (f)	1,119	1,030
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (f)	2,569	2,543
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2763% 1/28/15 (f)	6,688	6,019
Tranche B2, term loan 3.2763% 1/28/15 (f)	3,890	3,506
Tranche B3, term loan 3.2794% 1/28/15 (f)	8,659	7,793
Las Vegas Sands Corp. term loan 2.93% 11/23/15 (f)	6,888	6,612
Las Vegas Sands LLC:
term loan 1.93% 5/23/14 (f)	7,193	7,031
Tranche B, term loan:
1.93% 5/23/14 (f)	35,220	34,427
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands LLC: - continued
Tranche B, term loan:
2.93% 11/23/16 (f)	$ 8,239	$ 7,847
Tranche I, term loan 2.93% 11/23/16 (f)	1,656	1,590
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (f)	2,000	2,000
Motor City Casino Tranche B, term loan 7% 3/1/17 (f)	3,735	3,731
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (f)	18,905	18,952
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.155% 8/15/13 (f)	2,313	2,290
		127,288
Healthcare - 16.8%
Bausch & Lomb, Inc. term loan:
3.52% 4/26/15 (f)	18,012	17,921
3.7616% 4/26/15 (f)	74,655	74,282
Biomet, Inc. term loan 3.4666% 3/25/15 (f)	34,432	34,259
Carestream Health, Inc. term loan 5% 2/25/17 (f)	2,977	2,806
Community Health Systems, Inc.:
term loan 3.9579% 1/25/17 (f)	56,639	55,789
Tranche B, term loan 2.7552% 7/25/14 (f)	271,654	267,919
Tranche DD, term loan 2.52% 7/25/14 (f)	14,021	13,828
DaVita, Inc.:
Tranche A, term loan 2.77% 10/20/15 (f)	38,713	38,635
Tranche B, term loan 4.5% 10/20/16 (f)	86,655	87,088
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	52,486	47,106
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	35,730	35,685
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (f)	26,295	26,295
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.9543% 3/31/13 (f)	50,740	50,614
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (f)	35,509	35,465
Tranche D 2LN, term loan 3.5% 9/10/14 (f)	21,484	21,457
Grifols SA Tranche B, term loan 6% 6/1/17 (f)	38,798	38,798
Hanger Orthopedic Group, Inc. Tranche C, term loan 4.0102% 12/1/16 (f)	7,910	7,791
HCA, Inc.:
Tranche A, term loan 1.52% 11/17/12 (f)	11,926	11,897
Tranche B, term loan 2.52% 11/17/13 (f)	321,607	319,991
Tranche B2, term loan 3.8293% 3/31/17 (f)	105,201	103,097
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (f)	6,905	6,387
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (f)	$ 36,150	$ 35,789
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (f)	47,838	47,719
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (f)	34,000	34,595
LifePoint Hospitals, Inc. Tranche B, term loan 3.28% 4/15/15 (f)	22,363	22,251
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (f)	16,000	16,100
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	10,955	10,873
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (f)	18,572	18,572
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (f)	9,950	9,652
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5292% 6/15/14 (f)	3,958	3,840
Tranche 2LN, term loan 6.02% 6/15/15 (f)	3,000	2,880
Tranche B, term loan 4.02% 6/15/14 (f)	1,834	1,763
Skilled Healthcare Group, Inc. term loan 5.2644% 4/9/16 (f)	9,547	8,927
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (f)	2,067	1,778
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (f)	6,965	6,652
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (f)	93,597	92,661
Tranche A, term loan 2.2403% 11/15/15 (f)	11,487	11,269
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (f)	26,136	26,039
VWR Funding, Inc. term loan 2.77% 6/29/14 (f)	18,448	18,032
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (f)	8,925	8,925
		1,675,427
Homebuilders/Real Estate - 1.7%
Capital Automotive LP term loan 5% 3/11/17 (f)	17,032	16,947
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.5396% 11/9/15 (f)	7,000	6,930
Tranche B, term loan 3.5396% 11/9/16 (f)	24,063	24,003
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.5205% 3/4/18 (f)	40,805	40,448
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - continued
CB Richard Ellis Services, Inc.: - continued
Tranche D, term loan 3.7958% 9/4/19 (f)	$ 22,885	$ 22,656
RE/MAX LLC term loan 5.5% 4/14/16 (f)	3,663	3,654
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (f)	437	407
term loan 4.6914% 10/10/16 (f)	5,563	5,173
Tranche B, term loan 3.4414% 10/10/13 (f)	37,906	37,527
Tranche DD, term loan 3.4414% 10/10/13 (f)	10,224	10,121
3.2953% 10/10/13 (f)	3,843	3,843
		171,709
Insurance - 0.2%
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (f)	9,528	9,552
USI Holdings Corp. Tranche B, term loan 2.77% 5/4/14 (f)	6,907	6,700
		16,252
Leisure - 0.7%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (f)	15,250	15,326
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (f)	37,630	37,585
Six Flags, Inc. Tranche B, term loan 4.25% 12/20/18 (f)	14,000	13,930
		66,841
Metals/Mining - 2.2%
Compass Minerals:
Tranche B, term loan 1.78% 12/22/12 (f)	1,961	1,949
Tranche C, term loan 3.03% 1/15/16 (f)	11,808	11,737
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (f)	1,510	1,514
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (f)	82,696	82,489
Oxbow Carbon LLC Tranche B 1LN, term loan 3.9199% 5/8/16 (f)	10,222	10,145
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (f)	6,411	6,362
Walter Energy, Inc.:
Tranche A, term loan 3.5227% 4/1/16 (f)	10,361	10,258
Tranche B, term loan 4% 4/1/18 (f)	92,150	91,689
		216,143
Paper - 1.0%
Graphic Packaging International, Inc.:
Tranche B, term loan 2.3834% 5/16/14 (f)	14,643	14,626
Tranche C, term loan 3.1422% 5/16/14 (f)	13,397	13,415
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Rock-Tenn Co.:
Tranche A, term loan 2.3% 5/27/16 (f)	$ 16,000	$ 15,920
Tranche B, term loan 3.5% 5/27/18 (f)	55,417	55,417
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	219
		99,597
Publishing/Printing - 0.6%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (f)	4,687	4,675
Dex Media East LLC term loan 3.0528% 10/24/14 (f)	9,687	4,602
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (f)	2,059	1,173
Newsday LLC term loan 10.5% 8/1/13	7,406	7,601
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (f)	11,302	11,030
Thomson Learning Tranche B, term loan 2.52% 7/5/14 (f)	39,086	34,494
		63,575
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (f)	34,544	34,199
Denny's, Inc. Tranche B, term loan 5.25% 9/30/16 (f)	4,609	4,621
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (f)	14,225	14,207
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (f)	29,470	29,434
Landry's Restaurants, Inc. Tranche B, term loan 6.25% 12/1/14 (f)	7,913	7,893
NPC International, Inc. Tranche B, term loan 6.75% 12/28/18 (f)	2,000	2,010
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7173% 6/14/13 (f)	148	144
term loan 6/14/14	1,972	1,913
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (f)	7,553	7,562
		101,983
Services - 3.3%
Allied Security Holdings LLC Tranche B 1LN, term loan 5% 2/4/17 (f)	7,444	7,407
ARAMARK Corp.:
Credit-Linked Deposit 2.1703% 1/26/14 (f)	4,377	4,323
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ARAMARK Corp.: - continued
Credit-Linked Deposit 3.5453% 7/26/16 (f)	$ 3,270	$ 3,246
term loan 2.4543% 1/26/14 (f)	51,888	51,240
Tranche B, term loan 3.8293% 7/26/16 (f)	49,723	49,350
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (f)	7,046	7,099
Avis Budget Group, Inc. Tranche B, term loan 6.25% 9/22/18 (f)	5,985	6,030
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.875% 2/7/14 (f)	6,482	5,445
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (f)	1,960	1,970
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (f)	38,708	38,611
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (f)	34,738	34,609
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (f)	13,930	13,913
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (f)	2,660	2,634
ServiceMaster Co.:
term loan 2.85% 7/24/14 (f)	77,642	76,478
Tranche DD, term loan 2.77% 7/24/14 (f)	5,964	5,875
Symphonyiri Group, Inc. Tranche B, term loan 5% 12/1/17 (f)	10,938	10,883
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.3236% 8/4/15 (f)	1,925	1,913
Tranche B, term loan 3.75% 8/4/16 (f)	6,419	6,379
U.S. Foodservice Tranche B, term loan 2.7751% 7/3/14 (f)	3,192	3,045
		330,450
Shipping - 0.3%
CEVA Group PLC:
Credit-Linked Deposit 3.5793% 11/4/13 (f)	1,110	1,099
EGL term loan 5.25% 11/4/13 (f)	1,890	1,871
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (f)	1,000	840
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (f)	26,003	26,102
		29,912
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.875% 10/31/13 (f)	43,542	43,215
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - continued
Michaels Stores, Inc.: - continued
Tranche B2, term loan 5.125% 7/31/16 (f)	$ 9,596	$ 9,572
Sally Holdings LLC Tranche B, term loan 2.52% 11/16/13 (f)	24,450	24,420
		77,207
Super Retail - 2.0%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (f)	12,000	12,030
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (f)	3,980	3,980
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (f)	4,988	5,037
Dollar General Corp.:
Tranche B1, term loan 3.1429% 7/6/14 (f)	26,244	26,244
Tranche B2, term loan 3.128% 7/6/14 (f)	14,000	13,948
Gymboree Corp. term loan 5% 2/23/18 (f)	14,815	13,297
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (f)	43,511	42,206
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (f)	5,940	5,881
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	4,000	3,930
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	33,878	33,539
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (f)	1,943	1,948
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (f)	7,960	7,602
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (f)	18,763	18,669
Tranche B2, term loan 5.25% 5/25/18 (f)	8,955	8,776
		197,087
Technology - 8.8%
Avaya, Inc.:
term loan 3.2561% 10/27/14 (f)	73,976	71,479
Tranche B 3LN, term loan 5.0061% 10/26/17 (f)	21,706	20,784
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (f)	8,813	8,857
CDW Corp. Tranche B, term loan:
3.7776% 10/10/14 (f)	17,266	17,094
4% 7/15/17 (f)	22,658	22,092
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (f)	27,621	27,483
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (f)	14,000	14,123
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.5769% 7/18/14 (f)	$ 21,702	$ 21,648
Tranche B 1LN, term loan 4.25% 7/18/16 (f)	40,980	41,062
First Data Corp.:
term loan 4.2773% 3/24/18 (f)	14,079	12,354
Tranche B1, term loan 3.0273% 9/24/14 (f)	80,535	76,207
Tranche B2, term loan 3.0273% 9/24/14 (f)	44,841	42,431
Tranche B3, term loan 3.0273% 9/24/14 (f)	25,949	24,554
Flextronics International Ltd.:
Tranche B A1, term loan 2.52% 10/1/14 (f)	884	868
Tranche B A2, term loan 2.52% 10/1/14 (f)	1,360	1,336
Tranche B A3, term loan 2.5453% 10/1/14 (f)	1,586	1,559
Tranche B-A, term loan 2.5438% 10/1/14 (f)	3,075	3,021
Freescale Semiconductor, Inc. term loan 4.5453% 12/1/16 (f)	147,054	143,745
Kronos, Inc.:
Tranche B 1LN, term loan 5.3293% 6/11/17 (f)	2,811	2,754
Tranche B 2LN, term loan 10.5793% 6/11/18 (f)	5,750	5,764
NDS Group PLC Tranche B, term loan 4% 3/10/18 (f)	11,855	11,781
NXP BV:
term loan 4.5% 3/4/17 (f)	66,306	64,649
Tranche A 2LN, term loan 5.5% 3/4/17 (f)	27,930	27,511
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (f)	28,660	28,660
Rovi Corp.:
Tranche A, term loan 2.869% 2/7/16 (f)	18,733	18,686
Tranche B, term loan 4% 2/7/18 (f)	4,337	4,337
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (f)	44,979	44,979
Spansion, Inc. term loan 4.75% 2/9/15 (f)	8,389	8,347
SunGard Data Systems, Inc.:
term loan 4.0387% 2/28/16 (f)	18,124	17,942
Tranche B, term loan 2.0406% 2/28/14 (f)	61,540	60,617
Tranche B, term loan 3.7728% 2/28/14 (f)	14,399	14,285
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (f)	3,980	3,960
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (f)	10,758	10,785
Verifone, Inc. Tranche B, term loan 4.25% 12/28/18 (f)	3,000	3,002
		878,756
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 7.2%
Asurion LLC:
term loan 9% 5/24/19 (f)	$ 9,000	$ 9,034
Tranche B, term loan 5.5% 5/24/18 (f)	38,895	38,848
Consolidated Communications, Inc. term loan 2.77% 12/31/14 (f)	10,068	9,791
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (f)	45,000	44,946
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (f)	14,299	14,227
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (f)	13,452	11,367
Genesys SA Tranche B, term loan 6.75% 1/20/19 (f)	8,000	7,980
Intelsat Jackson Holdings SA:
term loan 3.2958% 2/1/14 (f)	84,000	81,900
Tranche B, term loan 5.25% 4/2/18 (f)	171,710	171,710
Knology, Inc. Tranche B, term loan 4% 8/18/17 (f)	3,049	2,988
Level 3 Financing, Inc.:
term loan 2.746% 3/13/14 (f)	50,000	48,815
Tranche B 2LN, term loan 5.75% 9/1/18 (f)	1,000	999
Tranche B 3LN, term loan 5.75% 9/1/18 (f)	7,780	7,771
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4.0625% 3/17/18 (f)	71,164	70,275
Tranche B, term loan 4.1335% 11/3/16 (f)	14,422	14,278
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (f)	2,453	2,425
Telesat Holding, Inc.:
Tranche A, term loan 3.27% 10/31/14 (f)	40,940	40,838
Tranche DD, term loan 3.27% 10/31/14 (f)	3,517	3,508
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 2.02% 1/7/13 (f)	4,653	4,647
Tranche B, term loan 3.52% 12/30/16 (f)	4,770	4,758
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	47,003
term loan 6.875% 8/11/15	42,813	41,349
Windstream Corp.:
Tranche B1, term loan 2.0076% 7/17/13 (f)	11,528	11,562
Tranche B2, term loan 3.2576% 12/17/15 (f)	21,582	21,549
		712,568
Textiles & Apparel - 0.5%
Levi Strauss & Co. term loan 2.52% 4/4/14 (f)	3,000	2,925
Phillips-Van Heusen Corp.:
term loan 3.0625% 1/31/16 (f)	6,738	6,704
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Phillips-Van Heusen Corp.: - continued
Tranche B, term loan 3.5% 5/6/16 (f)	$ 24,143	$ 24,203
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (f)	13,930	13,860
		47,692
TOTAL FLOATING RATE LOANS (Cost $8,069,308)		8,072,392
Nonconvertible Bonds - 9.8%

Air Transportation - 0.1%
Continental Airlines, Inc. 3.6539% 6/2/13 (f)	6,641	6,275
Continental Airlines, Inc. 9.25% 5/10/17	2,515	2,666
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,598	1,696
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,457
		15,094
Automotive - 0.8%
ArvinMeritor, Inc. 10.625% 3/15/18	1,880	1,861
Delphi Corp. 5.875% 5/15/19 (d)	18,610	19,401
Ford Motor Credit Co. LLC:
4.25% 2/3/17	4,000	4,000
5.625% 9/15/15	8,000	8,560
General Motors Acceptance Corp. 2.7269% 12/1/14 (f)	40,000	37,000
Tenneco, Inc. 8.125% 11/15/15	2,000	2,083
TRW Automotive, Inc. 8.875% 12/1/17 (d)	2,060	2,256
		75,161
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
2.7269% 12/1/14 (f)	70,187	64,923
3.6492% 2/11/14 (f)	52,000	50,700
Bank of America Corp. 1.9731% 1/30/14 (f)	3,250	3,146
		118,769
Building Materials - 0.0%
Cemex SA de CV 5.5793% 9/30/15 (d)(f)	3,000	2,490
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 4,000	$ 4,240
UPCB Finance Vi Ltd. 6.875% 1/15/22 (d)	2,000	2,000
		6,240
Chemicals - 0.9%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,470
Lyondell Chemical Co. 11% 5/1/18	1,497	1,640
LyondellBasell Industries NV 6% 11/15/21 (d)	7,980	8,678
NOVA Chemicals Corp. 3.7836% 11/15/13 (f)	71,894	71,714
Polypore International, Inc. 7.5% 11/15/17	75	79
		86,581
Consumer Products - 0.1%
Prestige Brands, Inc. 8.125% 2/1/20 (d)	1,775	1,846
Reddy Ice Corp. 11.25% 3/15/15	2,000	1,890
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (d)	4,000	4,400
		8,136
Containers - 0.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	630	662
Berry Plastics Corp.:
5.3215% 2/15/15 (f)	52,000	52,000
8.25% 11/15/15	4,000	4,290
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,251
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,475
		68,678
Diversified Financial Services - 0.4%
International Lease Finance Corp.:
5.625% 9/20/13	12,000	12,030
6.25% 5/15/19	10,000	9,805
6.375% 3/25/13	8,000	8,110
SLM Corp. 0.8601% 1/27/14 (f)	14,000	12,981
		42,926
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,515
Series B, 9.25% 12/15/17	12,485	13,765
Lamar Media Corp. 5.875% 2/1/22 (d)(e)	3,000	3,015
		35,295
Electric Utilities - 1.0%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,300
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Calpine Corp. 7.5% 2/15/21 (d)	$ 6,000	$ 6,390
CMS Energy Corp. 1.5215% 1/15/13 (f)	8,000	7,950
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (d)	6,000	6,390
7.25% 10/15/21 (d)	6,000	6,675
Energy Future Holdings Corp. 10% 1/15/20	54,320	58,394
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	4,515
The AES Corp.:
7.75% 3/1/14	3,000	3,225
7.75% 10/15/15	3,000	3,300
		101,139
Energy - 0.1%
ATP Oil & Gas Corp. 11.875% 5/1/15	3,000	1,950
Continental Resources, Inc. 7.125% 4/1/21	4,000	4,360
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,315
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20	3,000	3,330
		12,955
Food & Drug Retail - 0.0%
Post Holdings, Inc. 7.375% 2/15/22 (d)	4,000	4,160
Healthcare - 0.5%
DaVita, Inc. 6.375% 11/1/18	3,000	3,161
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	4,000	4,120
Health Management Associates, Inc. 7.375% 1/15/20 (d)	5,420	5,596
Tenet Healthcare Corp.:
6.25% 11/1/18 (d)	10,000	10,550
8.875% 7/1/19	16,000	18,080
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	2,000	2,025
6.875% 12/1/18 (d)	2,000	2,040
		45,572
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,000	3,128
Realogy Corp. 7.625% 1/15/20 (d)	2,000	2,002
Standard Pacific Corp. 8.375% 5/15/18	4,000	4,060
		9,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	$ 11,475	$ 12,479
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (d)	32,705	33,686
8.25% 11/1/19 (d)	5,000	5,325
		51,490
Paper - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (d)	2,842	3,197
Verso Paper Holdings LLC/Verso Paper, Inc. 4.1794% 8/1/14 (f)	3,000	1,965
		5,162
Services - 0.3%
ARAMARK Corp. 3.9294% 2/1/15 (f)	12,000	11,850
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9572% 5/15/14 (f)	19,000	18,430
		30,280
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	4,000	3,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,187
		10,187
Super Retail - 0.0%
Sally Holdings LLC 6.875% 11/15/19 (d)	5,000	5,350
Technology - 0.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20	2,000	2,145
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,511
10.125% 3/15/18 (d)	5,250	5,841
NXP BV/NXP Funding LLC 3.3215% 10/15/13 (f)	14,255	14,219
Spansion LLC 7.875% 11/15/17	3,240	3,159
		31,875
Telecommunications - 2.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	4,000	3,770
Clearwire Escrow Corp. 12% 12/1/15 (d)	9,983	9,409
Frontier Communications Corp. 8.5% 4/15/20	7,000	6,903
GeoEye, Inc. 9.625% 10/1/15	2,505	2,774
Intelsat Ltd. 11.25% 6/15/16	8,000	8,480
iPCS, Inc.:
2.5544% 5/1/13 (f)	72,852	69,209
3.6794% 5/1/14 pay-in-kind (f)	76,150	69,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.:
3.7963% 6/15/13 (f)	$ 11,000	$ 11,109
6.75% 12/1/21	4,000	4,441
Sprint Capital Corp. 6.875% 11/15/28	4,000	2,960
Sprint Nextel Corp. 9% 11/15/18 (d)	3,000	3,244
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	5,123	3,864
		195,841
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 4.1455% 12/15/14 (f)	13,135	13,069
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,420
		17,489
TOTAL NONCONVERTIBLE BONDS (Cost $966,445)		980,060
Common Stocks - 0.2%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	807
ION Media Networks, Inc. (a)	2,842	1,489
		2,296
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,292	10,572
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	302
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(h)	1,054,692	264
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	140
TOTAL COMMON STOCKS (Cost $24,246)		16,858
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	$ 0
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 0.12% (b) (Cost $983,102)	983,101,868	983,102
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $4,186)	4,186	4,186
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $10,047,287)		10,056,598
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(98,037)
NET ASSETS - 100%		$ 9,958,561
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,571,000 or 2.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $264,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,186,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 2,208
Barclays Capital, Inc.	1,175
Merrill Lynch, Pierce, Fenner & Smith, Inc.	803
$ 4,186
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 269
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,293	$ 807	$ 264	$ 4,222
Financials	551	-	-	551
Materials	10,572	10,572	-	-
Telecommunication Services	140	140	-	-
Utilities	302	302	-	-
Corporate Bonds	980,060	-	980,060	-
Floating Rate Loans	8,072,392	-	8,072,392	-
Other	-	-	-	-
Money Market Funds	983,102	983,102	-	-
Cash Equivalents	4,186	-	4,186	-
Total Investments in Securities:	$ 10,056,598	$ 994,923	$ 9,056,902	$ 4,773
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(103)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,773
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (103)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $9,953,450,000. Net unrealized appreciation aggregated $103,148,000, of which $211,181,000 related to appreciated investment securities and $108,033,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and categorized as level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813043.107

HY-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	$ 3,692	$ 3,276
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	5,659	5,037
Telecommunications - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	6,160	3,842
TOTAL CONVERTIBLE BONDS		12,155
Nonconvertible Bonds - 67.9%
Aerospace - 1.4%
ADS Tactical, Inc. 11% 4/1/18 (f)	930	916
Sequa Corp.:
11.75% 12/1/15 (f)	14,243	14,991
13.5% 12/1/15 pay-in-kind (f)	10,873	11,580
		27,487
Air Transportation - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13 (d)	974	643
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,004	1,009
3.6539% 6/2/13 (h)	4,897	4,628
7.339% 4/19/14	956	970
Continental Airlines, Inc. 9.25% 5/10/17	1,630	1,727
United Air Lines, Inc. 9.875% 8/1/13 (f)	1,328	1,391
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,940	3,318
		13,686
Automotive - 3.7%
ArvinMeritor, Inc.:
8.125% 9/15/15	380	367
10.625% 3/15/18	655	648
Delphi Corp.:
5.875% 5/15/19 (f)	2,735	2,851
6.125% 5/15/21 (f)	2,540	2,654
Ford Motor Co.:
6.625% 10/1/28	245	262
7.45% 7/16/31	8,165	10,063
Ford Motor Credit Co. LLC:
4.25% 2/3/17	12,240	12,240
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
5.75% 2/1/21	$ 6,689	$ 7,258
5.875% 8/2/21	12,095	13,235
General Motors Acceptance Corp. 8% 11/1/31	3,665	3,802
General Motors Corp.:
6.75% 5/1/28 (d)	547	4
7.125% 7/15/13 (d)	1,583	11
7.2% 1/15/11 (d)	3,997	27
7.4% 9/1/25 (d)	273	2
7.7% 4/15/16 (d)	980	7
8.25% 7/15/23 (d)	7,625	51
8.375% 7/15/33 (d)	23,416	157
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)	10,220	10,680
International Automotive Components Group SA 9.125% 6/1/18 (f)	2,440	2,159
Tenneco, Inc. 6.875% 12/15/20	3,362	3,581
		70,059
Banks & Thrifts - 3.1%
Ally Financial, Inc.:
7.5% 9/15/20	4,150	4,441
8% 12/31/18	25,574	26,405
8% 3/15/20	4,150	4,565
8% 11/1/31	21,582	22,877
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	5
		58,293
Broadcasting - 0.7%
AMC Networks, Inc. 7.75% 7/15/21 (f)	500	550
Clear Channel Communications, Inc.:
5% 3/15/12	7,100	7,082
5.5% 9/15/14	3,890	3,248
5.5% 12/15/16	1,938	1,066
Gray Television, Inc. 10.5% 6/29/15	1,317	1,366
Univision Communications, Inc. 6.875% 5/15/19 (f)	280	279
		13,591
Building Materials - 0.4%
Associated Materials LLC 9.125% 11/1/17	1,054	1,022
Building Materials Corp. of America 6.75% 5/1/21 (f)	1,940	2,086
Cemex Finance LLC 9.5% 12/14/16 (f)	4,060	3,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Masonite International Corp. 8.25% 4/15/21 (f)	$ 870	$ 894
Ply Gem Industries, Inc. 8.25% 2/15/18	665	645
		8,342
Cable TV - 1.6%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)	1,214	1,272
CCO Holdings LLC/CCO Holdings Capital Corp. 7.375% 6/1/20	2,510	2,723
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	9,145	10,540
DISH DBS Corp. 6.75% 6/1/21	5,260	5,747
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (f)	705	753
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	7,100	7,207
UPCB Finance Vi Ltd. 6.875% 1/15/22 (f)	1,900	1,900
		30,142
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,332
Chemicals - 0.4%
INEOS Group Holdings PLC 8.5% 2/15/16 (f)	2,315	2,072
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	1,750	1,741
Lyondell Chemical Co. 11% 5/1/18	497	544
Polymer Group, Inc. 7.75% 2/1/19	877	925
Solutia, Inc. 8.75% 11/1/17	856	969
TPC Group LLC 8.25% 10/1/17	1,189	1,248
		7,499
Consumer Products - 0.3%
Prestige Brands, Inc. 8.125% 2/1/20 (f)	335	348
Reddy Ice Corp. 11.25% 3/15/15	6,095	5,760
		6,108
Containers - 2.2%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)	2,612	2,246
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	846	888
9.125% 10/15/20 (f)	2,379	2,415
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (f)	1,045	1,048
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	$ 2,954	$ 3,198
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	4,480	4,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.125% 4/15/19 (f)	3,876	4,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)	7,339	7,660
8.25% 2/15/21 (f)	6,144	5,806
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (f)	8,387	9,068
		40,929
Diversified Financial Services - 7.8%
Aircastle Ltd. 9.75% 8/1/18	1,065	1,166
CIT Group, Inc.:
6.625% 4/1/18 (f)	5,055	5,384
7% 5/4/15 (f)	16,561	16,561
7% 5/2/17 (f)	17,535	17,557
Eileme 2 AB 11.625% 1/31/20 (f)	3,165	3,220
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	8,955	9,291
Ineos Finance PLC 9% 5/15/15 (f)	1,754	1,829
International Lease Finance Corp.:
5.25% 1/10/13	4,093	4,073
5.625% 9/20/13	10,655	10,682
5.65% 6/1/14	351	349
5.75% 5/15/16	6,040	5,949
5.875% 5/1/13	7,975	7,975
6.25% 5/15/19	7,845	7,692
6.625% 11/15/13	10,401	10,583
7.125% 9/1/18 (f)	10,309	11,263
8.625% 9/15/15	2,342	2,524
8.625% 1/15/22	5,000	5,375
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	2,364	1,409
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)	4,970	5,392
SLM Corp.:
6% 1/25/17	1,935	1,935
7.25% 1/25/22	2,085	2,090
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
8% 3/25/20	$ 4,760	$ 5,046
8.45% 6/15/18	10,025	10,852
		148,197
Diversified Media - 1.0%
Checkout Holding Corp. 0% 11/15/15 (f)	8,700	4,459
Lamar Media Corp.:
5.875% 2/1/22 (f)	800	804
7.875% 4/15/18	1,810	1,980
Liberty Media Corp.:
8.25% 2/1/30	469	462
8.5% 7/15/29	529	521
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	4,395	4,889
11.5% 5/1/16	2,313	2,654
11.625% 2/1/14	1,424	1,641
WM Finance Corp. 9.5% 6/15/16 (f)	800	866
		18,276
Electric Utilities - 6.2%
Atlantic Power Corp. 9% 11/15/18 (f)	2,525	2,607
Calpine Corp. 7.875% 1/15/23 (f)	11,791	12,646
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)	4,405	4,901
Energy Future Holdings Corp. 10% 1/15/20	8,903	9,571
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	15,332	16,559
11% 10/1/21 (f)	10,347	9,830
GenOn Energy, Inc.:
9.5% 10/15/18	795	751
9.875% 10/15/20	2,640	2,478
InterGen NV 9% 6/30/17 (f)	23,189	24,580
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	9,720
9.125% 5/1/31	2,645	2,407
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16	4,572	4,938
Puget Energy, Inc. 6% 9/1/21	3,175	3,326
The AES Corp. 7.375% 7/1/21 (f)	2,400	2,646
TXU Corp.:
5.55% 11/15/14	7,735	5,337
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.5% 11/15/24	$ 5,691	$ 2,561
6.55% 11/15/34	4,295	1,901
		116,759
Energy - 6.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,266
7% 5/20/22	2,700	2,707
ATP Oil & Gas Corp. 11.875% 5/1/15	14,000	9,100
Atwood Oceanics, Inc. 6.5% 2/1/20	485	501
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (f)	1,945	1,955
Covanta Holding Corp. 7.25% 12/1/20	2,684	2,832
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)	1,265	1,274
Edgen Murray Corp. 12.25% 1/15/15	9,652	9,000
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,644
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	2,515	2,597
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	9,365	8,429
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,082
Forbes Energy Services Ltd. 9% 6/15/19	2,080	1,997
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	3,669	3,852
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (f)	2,010	2,136
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (f)	2,740	2,740
8.625% 4/15/20	6,212	6,895
McJunkin Red Man Corp. 9.5% 12/15/16	8,829	9,381
Offshore Group Investment Ltd. 11.5% 8/1/15	4,888	5,413
Oil States International, Inc. 6.5% 6/1/19	2,140	2,274
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	2,900	2,951
Petroleum Development Corp. 12% 2/15/18	5,637	6,144
Precision Drilling Corp.:
6.5% 12/15/21 (f)	495	511
6.625% 11/15/20	2,205	2,310
Pride International, Inc. 6.875% 8/15/20	1,839	2,210
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (f)	2,175	2,333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	$ 3,493	$ 3,786
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,317
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (f)	1,150	1,164
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)	873	925
Venoco, Inc. 11.5% 10/1/17	5,041	5,142
Western Refining, Inc. 11.25% 6/15/17 (f)	7,100	8,023
		114,891
Entertainment/Film - 0.2%
Cinemark USA, Inc. 7.375% 6/15/21	1,085	1,142
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	1,484	1,618
National CineMedia LLC 7.875% 7/15/21	2,050	2,091
		4,851
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	1,225	1,323
Food & Drug Retail - 1.5%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Post Holdings, Inc. 7.375% 2/15/22 (f)	1,940	2,018
Rite Aid Corp.:
7.5% 3/1/17	8,779	8,977
9.5% 6/15/17	12,514	12,420
10.375% 7/15/16	5,000	5,325
		28,740
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	4,150	4,409
Chester Downs & Marina LLC 9.25% 1/15/20 (f)	655	669
Harrah's Operating Co., Inc. 11.25% 6/1/17	5,680	6,149
MCE Finance Ltd. 10.25% 5/15/18	2,249	2,474
MGM Mirage, Inc.:
6.625% 7/15/15	11,694	11,694
6.875% 4/1/16	820	804
7.5% 6/1/16	4,333	4,333
8.625% 2/1/19 (f)	5,000	5,213
9% 3/15/20	2,258	2,540
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (f)(h)	$ 3,095	$ 2,816
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)	330	341
		41,442
Healthcare - 6.4%
American Renal Holdings, Inc. 8.375% 5/15/18	1,235	1,334
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	1,806	1,811
DaVita, Inc.:
6.375% 11/1/18	2,439	2,570
6.625% 11/1/20	2,109	2,241
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (f)	995	1,060
Grifols, Inc. 8.25% 2/1/18	2,733	2,979
HCA Holdings, Inc. 7.75% 5/15/21	32,206	33,716
HCA, Inc.:
6.5% 2/15/20	16,395	17,379
7.5% 2/15/22	5,095	5,452
9.875% 2/15/17	603	660
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	9,680	9,293
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	745	805
Multiplan, Inc. 9.875% 9/1/18 (f)	4,604	5,018
Omega Healthcare Investors, Inc. 6.75% 10/15/22	2,631	2,809
Rotech Healthcare, Inc.:
10.5% 3/15/18	1,416	1,112
10.75% 10/15/15	1,218	1,227
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	905	953
Teleflex, Inc. 6.875% 6/1/19	2,515	2,685
Tenet Healthcare Corp. 8.875% 7/1/19	4,434	5,010
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	2,151	2,194
Vanguard Health Systems, Inc. 0% 2/1/16	216	138
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	18,239	18,968
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)	1,770	1,628
		121,042
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	$ 1,214	$ 1,266
Realogy Corp.:
7.625% 1/15/20 (f)	5,575	5,582
9% 1/15/20 (f)	1,775	1,735
Standard Pacific Corp. 8.375% 1/15/21	7,875	7,973
		16,556
Insurance - 0.3%
UnumProvident Corp.:
6.75% 12/15/28	3,418	3,591
7.19% 2/1/28	813	889
USI Holdings Corp. 9.75% 5/15/15 (f)	1,100	1,078
		5,558
Leisure - 0.1%
NCL Corp. Ltd. 9.5% 11/15/18	788	847
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)	375	381
		1,228
Metals/Mining - 1.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,610	2,577
6.25% 6/1/21	2,510	2,479
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	1,380	1,242
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)	1,215	1,270
Calcipar SA 6.875% 5/1/18 (f)	1,070	1,035
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)	2,972	3,002
8.25% 11/1/19 (f)	7,010	7,466
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)	1,857	1,931
SunCoke Energy, Inc. 7.625% 8/1/19	695	711
		21,713
Paper - 0.6%
ABI Escrow Corp. 10.25% 10/15/18 (f)	7,499	8,436
Clearwater Paper Corp. 7.125% 11/1/18	664	702
Mercer International, Inc. 9.5% 12/1/17	783	812
Sappi Papier Holding AG 6.625% 4/15/21 (f)	555	494
Verso Paper Holdings LLC/Verso Paper, Inc. 4.1794% 8/1/14 (h)	1,285	842
		11,286
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 0.6%
Cadmus Communications Corp. 8.375% 6/15/14	$ 2,315	$ 1,748
Cenveo Corp. 7.875% 12/1/13	8,215	6,695
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,328
		10,771
Restaurants - 0.1%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,005	1,080
Roadhouse Financing, Inc. 10.75% 10/15/17	97	92
		1,172
Services - 1.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(h)	3,045	3,129
Audatex North America, Inc. 6.75% 6/15/18 (f)	2,355	2,426
Emdeon, Inc. 11% 12/31/19 (f)	2,670	2,890
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(h)	16,885	17,729
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	5,080	5,982
		32,156
Shipping - 1.2%
CEVA Group PLC 8.375% 12/1/17 (f)	11,711	11,418
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,057
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	1,941
8.875% 11/1/17	1,903	1,865
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)	750	615
Swift Services Holdings, Inc. 10% 11/15/18	2,408	2,613
Western Express, Inc. 12.5% 4/15/15 (f)	6,070	3,096
		22,605
Steel - 0.1%
Aperam:
7.375% 4/1/16 (f)	675	584
7.75% 4/1/18 (f)	555	475
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	1,562	1,601
		2,660
Super Retail - 0.5%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	725
8.375% 11/15/20	788	839
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Burlington Coat Factory Warehouse Corp. 10% 2/15/19	$ 1,940	$ 1,843
NBC Acquisition Corp. 11% 3/15/13 (d)	4,683	47
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)	4,544	4,953
Sonic Automotive, Inc. 9% 3/15/18	1,274	1,370
		9,777
Technology - 4.2%
Avaya, Inc.:
7% 4/1/19 (f)	7,857	7,680
10.125% 11/1/15 pay-in-kind (h)	10,805	10,400
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (h)	5,495	4,863
Freescale Semiconductor, Inc.:
8.05% 2/1/20	4,665	4,572
10.125% 3/15/18 (f)	11,261	12,528
Lucent Technologies, Inc.:
6.45% 3/15/29	22,470	16,965
6.5% 1/15/28	5,415	4,075
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (f)	1,956	2,181
10% 7/15/13 (f)	6,514	7,133
Spansion LLC:
7.875% 11/15/17	1,601	1,561
11.25% 1/15/16 (d)(f)	15,415	859
Telcordia Technologies, Inc. 11% 5/1/18 (f)	2,368	3,019
Viasystems, Inc. 12% 1/15/15 (f)	2,929	3,134
		78,970
Telecommunications - 10.2%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	910	774
Citizens Communications Co. 7.875% 1/15/27	4,949	4,244
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	10,513	9,909
Clearwire Escrow Corp. 12% 12/1/15 (f)	8,612	8,117
Digicel Group Ltd.:
8.25% 9/1/17 (f)	1,025	1,081
8.875% 1/15/15 (f)	26,635	26,835
9.125% 1/15/15 pay-in-kind (f)(h)	1,585	1,601
10.5% 4/15/18 (f)	1,673	1,761
EH Holding Corp. 6.5% 6/15/19 (f)	10,170	10,590
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)	14,765	15,429
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
7.5% 4/1/21 (f)	$ 8,085	$ 8,469
Level 3 Escrow, Inc. 8.125% 7/1/19 (f)	4,000	4,040
Level 3 Financing, Inc. 8.625% 7/15/20 (f)	2,770	2,839
Nextel Communications, Inc.:
5.95% 3/15/14	1,005	995
6.875% 10/31/13	13,500	13,500
7.375% 8/1/15	5,338	5,165
NII Capital Corp. 7.625% 4/1/21	7,015	7,208
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	738
Sprint Capital Corp.:
6.875% 11/15/28	2,928	2,167
6.9% 5/1/19	16,951	14,451
Sprint Nextel Corp.:
6% 12/1/16	25,599	22,591
9% 11/15/18 (f)	10,110	10,931
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	2,581	2,504
11.75% 7/15/17 (f)	11,585	11,469
Windstream Corp. 7.5% 4/1/23	5,506	5,726
		193,134
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20	3,994	4,154
TOTAL NONCONVERTIBLE BONDS		1,284,729
TOTAL CORPORATE BONDS (Cost $1,287,206)		1,296,884
Common Stocks - 9.0%
	Shares
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	600,817	6,339
Automotive - 1.5%
Delphi Automotive PLC	620,522	14,984
General Motors Co. (a)	3,029	73
General Motors Co.:
warrants 7/10/16 (a)	142,145	2,151
warrants 7/10/19 (a)	142,145	1,484
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
Tenneco, Inc. (a)	142,300	$ 4,568
TRW Automotive Holdings Corp. (a)	151,200	5,673
		28,933
Banks & Thrifts - 0.0%
Washington Mutual, Inc. (a)	505,500	16
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	1,013
Capital Goods - 0.0%
Ingersoll-Rand PLC	4,942	173
Chemicals - 0.7%
LyondellBasell Industries NV Class A	192,679	8,304
Tronox, Inc.	35,922	4,664
		12,968
Consumer Products - 0.2%
Sealy Corp., Inc. (a)(e)	2,421,636	3,511
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	4,321
Electric Utilities - 0.6%
The AES Corp. (a)	872,317	11,131
Energy - 0.7%
Halliburton Co.	150,000	5,517
Kodiak Oil & Gas Corp. (a)(e)	789,251	7,159
		12,676
Gaming - 0.4%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(e)	532,625	5,939
Station Holdco LLC (i)(j)	1,801,739	1,081
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	96,849	3
		7,023
Healthcare - 1.6%
Express Scripts, Inc. (a)	300,000	15,348
Tenet Healthcare Corp. (a)	1,307,534	6,917
Universal Health Services, Inc. Class B	200,000	8,258
		30,523
Leisure - 0.3%
Town Sports International Holdings, Inc. (a)	700,000	6,209
Metals/Mining - 0.5%
Rentech Nitrogen Partners LP	301,600	6,898
SunCoke Energy, Inc. (a)	169,000	2,270
		9,168
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(j)	332,878	$ 83
HMH Holdings, Inc. warrants 3/9/17 (a)(j)	182,417	0
		83
Restaurants - 0.1%
Dunkin' Brands Group, Inc. (a)	93,400	2,583
Technology - 1.7%
Facebook, Inc. Class B (j)	96,094	2,402
Flextronics International Ltd. (a)	1,847,300	12,691
Freescale Semiconductor Holdings I Ltd.	161,900	2,586
JDA Software Group, Inc. (a)	65,784	1,939
Marvell Technology Group Ltd. (a)	334,726	5,198
Spansion, Inc. Class A (a)	103,798	1,041
Viasystems Group, Inc. (a)	8,631	147
Xerox Corp.	710,000	5,503
		31,507
Telecommunications - 0.1%
DigitalGlobe, Inc. (a)	65,090	1,021
Pendrell Corp. (a)	37,472	100
		1,121
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	332
TOTAL COMMON STOCKS (Cost $207,357)		169,630
Preferred Stocks - 5.0%

Convertible Preferred Stocks - 2.3%
Automotive - 0.5%
General Motors Co. 4.75%	210,800	8,445
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.50%	88,300	8,182
Electric Utilities - 0.4%
PPL Corp.:
8.75%	96,400	5,058
9.50%	44,400	2,406
		7,464
Energy - 0.1%
Apache Corp. 6.00%	21,900	1,258
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	4,428
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Homebuilders/Real Estate - 0.3%
Health Care REIT, Inc. Series I, 6.50%	100,800	$ 5,405
Metals/Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	8,035
TOTAL CONVERTIBLE PREFERRED STOCKS		43,217
Nonconvertible Preferred Stocks - 2.7%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 7.00% (f)	16,214	12,890
U.S. Bancorp Series F, 6.50%	59,998	1,527
		14,417
Consumer Products - 1.3%
Revlon, Inc. Series A 12.75%	4,464,520	25,180
Diversified Financial Services - 0.6%
GMAC Capital Trust I Series 2, 8.125%	557,547	12,372
TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,969
TOTAL PREFERRED STOCKS (Cost $152,148)		95,186
Investment Companies - 0.2%

2010 Swift Mandatory Common Exchange Security Trust (f) (Cost $3,307)	300,600	3,530
Floating Rate Loans - 12.7%
		Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.8309% 12/3/14 (h)		$ 10,268	10,088
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.77% 3/23/14 (h)		6,850	6,199
Broadcasting - 0.9%
Univision Communications, Inc. term loan 4.52% 3/31/17 (h)		18,737	17,613
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (h)		6,577	6,511
Floating Rate Loans - continued
		Principal Amount (000s)	Value (000s)
Chemicals - 0.1%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)		$ 2,015	$ 2,028
Consumer Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 1/31/19		1,155	1,162
Electric Utilities - 1.4%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (h)		42,594	26,408
Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% pay-in-kind (a)	CAD	337	336
Food & Drug Retail - 0.5%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)		8,848	8,671
Gaming - 0.2%
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (h)		3,451	3,511
Healthcare - 0.1%
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (h)		2,475	2,518
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (h)		726	675
term loan 4.6914% 10/10/16 (h)		12,901	11,998
			12,673
Leisure - 0.3%
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (h)		5,159	5,159
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)		8,620	108
Restaurants - 0.8%
Morton's Restaurant Group, Inc. Tranche B, term loan 8.75% 1/30/17 (h)		7,740	7,663
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.7173% 6/14/13 (h)		811	787
term loan 2.5625% 6/14/14 (h)		7,848	7,613
			16,063
Floating Rate Loans - continued
		Principal Amount (000s)	Value (000s)
Shipping - 0.2%
CEVA Group PLC:
Credit-Linked Deposit 3.5793% 11/4/13 (h)		$ 306	$ 303
EGL term loan 5.25% 11/4/13 (h)		3,033	3,003
term loan 5.25% 11/4/13 (h)		368	364
			3,670
Specialty Retailing - 0.2%
Claire's Stores, Inc. term loan 3.0687% 5/29/14 (h)		3,360	3,074
Super Retail - 0.3%
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (h)		6,833	6,525
Technology - 2.7%
Avaya, Inc. term loan 3.2561% 10/27/14 (h)		10,196	9,852
Ceridian Corp. term loan 3.2705% 11/8/14 (h)		6,255	5,849
First Data Corp.:
term loan 4.2773% 3/24/18 (h)		20,555	18,037
Tranche B1, term loan 3.0273% 9/24/14 (h)		5,575	5,276
Kronos, Inc.:
Tranche 1LN, term loan 6.25% 12/21/17 (h)		5,025	5,048
Tranche B 2LN, term loan 10.5793% 6/11/18 (h)		3,521	3,530
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (h)		3,123	3,107
			50,699
Telecommunications - 3.1%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (h)		2,506	2,525
Asurion LLC:
term loan 9% 5/24/19 (h)		9,360	9,396
Tranche B, term loan 5.5% 5/24/18 (h)		6,319	6,311
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)		11,785	9,958
Genesys SA Tranche B, term loan 6.75% 1/20/19 (h)		675	673
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind		18,789	18,221
term loan 6.875% 8/11/15		11,309	10,922
			58,006
TOTAL FLOATING RATE LOANS (Cost $256,002)			241,022
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 0.1%
Bank of America Corp. 8% (g)(h) (Cost $917)	1,090	$ 1,074
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	96,542,801	96,543
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,930,153	5,930
TOTAL MONEY MARKET FUNDS (Cost $102,473)		102,473
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,009,410)		1,909,799
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(17,150)
NET ASSETS - 100%		$ 1,892,649
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $544,873,000 or 28.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,901,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,403
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 9,882
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 52
Station Holdco LLC	6/17/11	$ 1,706
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	15
Total	$ 44
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 58,132	$ 41,649	$ 15,067	$ 1,416
Consumer Staples	25,180	-	-	25,180
Energy	13,934	13,934	-	-
Financials	40,392	20,570	19,822	-
Health Care	34,951	30,523	4,428	-
Industrials	7,633	7,633	-	-
Information Technology	31,507	29,105	-	2,402
Materials	34,492	25,507	4,664	4,321
Utilities	18,595	13,537	5,058	-
Corporate Bonds	1,296,884	-	1,295,714	1,170
Investment Companies	3,530	-	3,530	-
Floating Rate Loans	241,022	-	240,686	336
Preferred Securities	1,074	-	1,074	-
Money Market Funds	102,473	102,473	-	-
Total Investments in Securities:	$ 1,909,799	$ 284,931	$ 1,590,043	$ 34,825
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 1,593
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(177)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,416
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (177)
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 25,180
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,180
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Equities - Information Technology
Beginning Balance	$ 2,402
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,402
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Equities - Materials
Beginning Balance	$ 3,630
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	691
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,321
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 691
(Amounts in thousands)
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 3,138
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(88)
Cost of Purchases	-
Proceeds of Sales	(167)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,713)
Ending Balance	$ 1,170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (88)
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	(484)
Total Unrealized Gain (Loss)	500
Cost of Purchases	329
Proceeds of Sales	(9)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 336
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 7

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,994,575,000. Net unrealized depreciation aggregated $84,776,000, of which $107,282,000 related to appreciated investment securities and $192,058,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813042.107

AHI-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.3%
	Principal Amount	Value
Aerospace - 0.5%
BE Aerospace, Inc. 6.875% 10/1/20	$ 1,480,000	$ 1,624,300
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (b)	2,715,000	2,810,025
		4,434,325
Air Transportation - 2.1%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,410,173	1,438,376
6.75% 9/15/15 (b)	5,315,000	5,275,138
Continental Airlines, Inc. 9.25% 5/10/17	1,789,611	1,896,988
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,261,563
6.75% 11/23/15	1,375,000	1,292,500
8.021% 8/10/22	1,412,577	1,421,335
8.954% 8/10/14	1,220,695	1,251,212
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	420,884	416,675
United Air Lines, Inc. 9.875% 8/1/13 (b)	485,000	508,038
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,039,392	977,028
9.75% 1/15/17	1,398,434	1,578,413
12% 1/15/16 (b)	463,607	496,059
		17,813,325
Automotive - 6.8%
American Axle & Manufacturing, Inc. 7.75% 11/15/19	2,570,000	2,640,675
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (b)	3,870,000	3,715,200
8.25% 6/15/21 (b)	5,235,000	4,999,425
Dana Holding Corp.:
6.5% 2/15/19	1,305,000	1,376,775
6.75% 2/15/21	1,210,000	1,276,550
Delphi Corp.:
5.875% 5/15/19 (b)	3,140,000	3,273,450
6.125% 5/15/21 (b)	1,670,000	1,745,150
Ford Motor Co. 7.45% 7/16/31	6,325,000	7,795,563
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,360,000	6,432,440
4.25% 2/3/17	2,260,000	2,260,000
5% 5/15/18	3,255,000	3,369,475
5.875% 8/2/21	1,615,000	1,767,217
6.625% 8/15/17	2,745,000	3,067,538
7% 4/15/15	2,330,000	2,551,350
8% 12/15/16	1,975,000	2,338,517
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
12% 5/15/15	$ 4,250,000	$ 5,301,875
General Motors Financial Co., Inc. 6.75% 6/1/18 (b)	1,800,000	1,881,000
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,496,325
7.75% 8/15/18	1,160,000	1,235,400
		58,523,925
Banks & Thrifts - 0.3%
Ally Financial, Inc. 3.6492% 2/11/14 (e)	2,635,000	2,569,125
Broadcasting - 1.2%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,152,800
Univision Communications, Inc.:
6.875% 5/15/19 (b)	2,590,000	2,577,050
7.875% 11/1/20 (b)	825,000	860,063
8.5% 5/15/21 (b)	3,520,000	3,414,400
UPC Holding BV 9.875% 4/15/18 (b)	1,085,000	1,179,938
		10,184,251
Building Materials - 1.2%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	1,725,000	1,854,375
6.875% 8/15/18 (b)	3,305,000	3,503,300
Griffon Corp. 7.125% 4/1/18	2,210,000	2,243,150
Headwaters, Inc. 7.625% 4/1/19	2,885,000	2,697,475
		10,298,300
Cable TV - 4.5%
Cablevision Systems Corp. 7.75% 4/15/18	960,000	1,027,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,450,000	3,588,000
6.625% 1/31/22	1,600,000	1,666,000
7% 1/15/19	2,255,000	2,384,663
7.25% 10/30/17	4,920,000	5,276,700
7.375% 6/1/20	1,120,000	1,215,200
7.875% 4/30/18	2,520,000	2,734,200
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (b)	7,265,000	7,700,900
CSC Holdings LLC:
6.75% 11/15/21 (b)	2,045,000	2,203,488
8.625% 2/15/19	1,270,000	1,482,725
Insight Communications, Inc. 9.375% 7/15/18 (b)	3,060,000	3,473,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (b)	$ 660,000	$ 704,550
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (b)	355,000	381,625
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	1,665,000	1,689,975
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	2,235,000	2,324,400
UPCB Finance Vi Ltd. 6.875% 1/15/22 (b)	865,000	865,000
		38,717,726
Capital Goods - 0.3%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	2,795,000	3,018,600
Chemicals - 0.9%
Celanese US Holdings LLC 6.625% 10/15/18	430,000	461,175
Huntsman International LLC 8.625% 3/15/20	1,375,000	1,509,063
Kinove German Bondco GmbH 9.625% 6/15/18 (b)	1,285,000	1,278,575
Lyondell Chemical Co.:
8% 11/1/17	344,000	384,420
11% 5/1/18	1,602,108	1,754,308
LyondellBasell Industries NV 6% 11/15/21 (b)	635,000	690,563
NOVA Chemicals Corp. 3.7836% 11/15/13 (e)	1,630,000	1,625,925
		7,704,029
Consumer Products - 0.5%
NBTY, Inc. 9% 10/1/18	2,910,000	3,215,550
Prestige Brands, Inc. 8.125% 2/1/20 (b)	150,000	156,000
Visant Corp. 10% 10/1/17	1,135,000	1,021,500
		4,393,050
Containers - 1.4%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	3,630,000	3,811,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 5/15/18 (b)	870,000	865,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (b)	1,945,000	2,103,031
9.875% 8/15/19 (b)	1,900,000	1,928,500
Sealed Air Corp.:
8.125% 9/15/19 (b)	1,470,000	1,631,700
8.375% 9/15/21 (b)	1,470,000	1,653,750
		11,994,131
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 6.2%
Aircastle Ltd.:
9.75% 8/1/18	$ 2,770,000	$ 3,033,150
9.75% 8/1/18 (b)	770,000	843,150
CIT Group, Inc.:
6.625% 4/1/18 (b)	2,045,000	2,177,925
7% 5/4/15 (b)	3,154,000	3,154,000
7% 5/1/16	91	91
7% 5/2/16 (b)	3,783,000	3,792,458
7% 5/2/17 (b)	7,931,000	7,940,914
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,990,000	4,149,600
8% 1/15/18	4,220,000	4,378,250
8% 1/15/18 (b)	1,830,000	1,907,775
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	870,000	582,900
International Lease Finance Corp.:
5.65% 6/1/14	900,000	894,375
5.75% 5/15/16	3,280,000	3,230,800
6.25% 5/15/19	1,485,000	1,456,023
8.625% 9/15/15	4,640,000	4,999,600
8.625% 1/15/22	2,750,000	2,956,250
8.75% 3/15/17	760,000	828,400
8.875% 9/1/17	3,060,000	3,366,000
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	1,465,000	1,589,525
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (b)	550,000	584,375
SLM Corp.:
6% 1/25/17	870,000	870,000
7.25% 1/25/22	940,000	942,350
		53,677,911
Diversified Media - 1.4%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (b)(e)	610,000	603,900
Checkout Holding Corp. 0% 11/15/15 (b)	735,000	376,688
Lamar Media Corp. 5.875% 2/1/22 (b)(d)	360,000	361,800
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	2,715,000	3,020,438
11.5% 5/1/16	941,000	1,079,798
11.625% 2/1/14	1,317,000	1,517,843
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,781,000
7.75% 3/15/16	2,425,000	2,497,750
		12,239,217
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18 (b)	$ 2,525,000	$ 2,607,063
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	3,580,000	3,848,500
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (b)	2,860,000	3,045,900
GenOn Energy, Inc.:
9.5% 10/15/18	1,105,000	1,044,225
9.875% 10/15/20	1,020,000	957,474
InterGen NV 9% 6/30/17 (b)	2,470,000	2,618,200
IPALCO Enterprises, Inc. 5% 5/1/18	980,000	970,886
Mirant Americas Generation LLC:
8.5% 10/1/21	3,870,000	3,560,400
9.125% 5/1/31	3,040,000	2,766,400
NSG Holdings II, LLC 7.75% 12/15/25 (b)	8,320,000	8,319,975
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,297,017
Otter Tail Corp. 9% 12/15/16	1,675,000	1,792,250
Puget Energy, Inc. 6.5% 12/15/20	2,115,000	2,268,338
RRI Energy, Inc. 7.625% 6/15/14	7,180,000	7,180,000
The AES Corp.:
7.375% 7/1/21 (b)	2,405,000	2,651,513
7.75% 10/15/15	1,630,000	1,793,000
8% 10/15/17	3,010,000	3,356,150
9.75% 4/15/16	905,000	1,063,375
		52,140,666
Energy - 12.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,470,000	1,462,650
6.5% 5/20/21	1,670,000	1,657,475
Antero Resources Finance Corp.:
7.25% 8/1/19 (b)	1,270,000	1,317,625
9.375% 12/1/17	2,900,000	3,139,250
Calfrac Holdings LP 7.5% 12/1/20 (b)	1,705,000	1,683,688
Chesapeake Energy Corp.:
6.125% 2/15/21	1,925,000	1,886,500
6.875% 11/15/20	515,000	527,875
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (b)	440,000	443,300
6.125% 7/15/22 (b)	1,130,000	1,149,775
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,135,000	1,140,675
Covanta Holding Corp. 7.25% 12/1/20	2,320,000	2,447,853
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (b)	940,000	947,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Denbury Resources, Inc. 6.375% 8/15/21	$ 1,555,000	$ 1,659,963
Edgen Murray Corp. 12.25% 1/15/15	3,295,000	3,072,588
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,237,625
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,935,000	1,997,888
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	4,830,000	4,347,000
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,097,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	965,000	825,075
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,072,000
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (b)	980,000	1,043,700
Frontier Oil Corp.:
6.875% 11/15/18	880,000	902,000
8.5% 9/15/16	1,990,000	2,129,300
Hornbeck Offshore Services, Inc.:
6.125% 12/1/14	805,000	806,006
8% 9/1/17	145,000	151,525
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	971,000	932,160
7% 10/1/18	1,590,000	1,542,300
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	2,835,000	2,955,488
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (b)	2,010,000	2,010,000
7.75% 2/1/21	1,660,000	1,784,500
8.625% 4/15/20	2,100,000	2,331,000
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,585,000	1,680,100
McJunkin Red Man Corp. 9.5% 12/15/16	6,160,000	6,545,000
Offshore Group Investment Ltd. 11.5% 8/1/15	2,995,000	3,316,963
Oil States International, Inc. 6.5% 6/1/19	1,900,000	2,018,750
Pan American Energy LLC 7.875% 5/7/21 (b)	2,730,000	2,866,500
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)	1,305,000	1,327,838
Petrohawk Energy Corp.:
6.25% 6/1/19	1,545,000	1,724,606
7.25% 8/15/18	1,160,000	1,319,500
10.5% 8/1/14	1,845,000	2,047,766
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	2,040,000	2,126,700
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	3,067,950
7.5% 1/15/20	1,610,000	1,915,900
Precision Drilling Corp.:
6.5% 12/15/21 (b)	200,000	206,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Precision Drilling Corp.: - continued
6.625% 11/15/20	$ 1,760,000	$ 1,843,600
Quicksilver Resources, Inc.:
7.125% 4/1/16	5,120,000	4,915,200
11.75% 1/1/16	1,520,000	1,641,600
SESI LLC 7.125% 12/15/21 (b)	3,430,000	3,704,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (b)	520,000	526,500
6.875% 2/1/21 (b)	615,000	641,138
7.875% 10/15/18	1,830,000	1,967,250
Venoco, Inc. 8.875% 2/15/19	1,585,000	1,363,100
WPX Energy, Inc.:
5.25% 1/15/17 (b)	2,215,000	2,206,694
6% 1/15/22 (b)	2,750,000	2,736,250
		106,410,639
Food & Drug Retail - 1.2%
Albertsons, Inc.:
7.45% 8/1/29	425,000	336,813
8% 5/1/31	325,000	260,813
Post Holdings, Inc. 7.375% 2/15/22 (b)	880,000	915,200
Rite Aid Corp.:
8.625% 3/1/15	345,000	344,138
9.375% 12/15/15	1,085,000	1,090,425
9.5% 6/15/17	6,865,000	6,813,513
SUPERVALU, Inc. 8% 5/1/16	560,000	581,000
		10,341,902
Food/Beverage/Tobacco - 0.3%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	650,000	656,500
US Foodservice, Inc. 8.5% 6/30/19 (b)	2,120,000	2,104,100
		2,760,600
Gaming - 4.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	2,525,000	2,682,813
Chester Downs & Marina LLC 9.25% 1/15/20 (b)	300,000	306,375
Chukchansi Economic Development Authority 8% 11/15/13 (b)	395,000	260,700
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	3,700,000	3,885,000
11.5% 1/15/17 pay-in-kind (e)	4,885,771	5,189,028
MGM Mirage, Inc.:
6.625% 7/15/15	6,210,000	6,210,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13	$ 820,000	$ 836,400
7.5% 6/1/16	1,805,000	1,805,000
7.625% 1/15/17	5,570,000	5,556,075
8.625% 2/1/19 (b)	2,680,000	2,793,900
10% 11/1/16	2,235,000	2,436,150
11.375% 3/1/18	2,205,000	2,530,238
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (b)(e)	1,875,000	1,706,250
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (b)(d)	1,640,000	1,611,300
Pinnacle Entertainment, Inc. 7.5% 6/15/15	947,000	965,940
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,590,000	1,788,750
		40,563,919
Healthcare - 6.3%
Community Health Systems, Inc. 8.875% 7/15/15	2,313,000	2,405,520
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	714,875
10.875% 11/15/14	2,730,000	2,559,375
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,156,500
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19	1,030,000	1,117,550
7.25% 1/15/22	1,030,000	1,133,000
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	2,115,000	2,178,450
HCA Holdings, Inc. 7.75% 5/15/21	2,300,000	2,409,250
HCA, Inc.:
6.5% 2/15/20	1,020,000	1,081,200
8.5% 4/15/19	1,710,000	1,893,825
9.875% 2/15/17	616,000	673,750
HealthSouth Corp. 7.25% 10/1/18	3,075,000	3,182,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,795,000	4,603,200
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,842,300
Mylan, Inc.:
6% 11/15/18 (b)	970,000	1,001,525
7.625% 7/15/17 (b)	2,055,000	2,255,363
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,565,000	1,670,638
7% 1/15/16	2,895,000	2,963,756
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7.5% 2/15/20	$ 1,190,000	$ 1,285,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,820,000	2,968,050
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,937,400
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	4,305,000	4,358,813
6.75% 8/15/21 (b)	920,000	913,100
6.875% 12/1/18 (b)	3,290,000	3,355,800
7% 10/1/20 (b)	265,000	268,313
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (b)	1,655,000	1,522,600
		54,451,978
Homebuilders/Real Estate - 3.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,775,000	2,892,938
KB Home 7.25% 6/15/18	2,955,000	2,807,250
Lennar Corp.:
5.6% 5/31/15	390,000	401,700
6.95% 6/1/18	1,575,000	1,638,000
12.25% 6/1/17	3,790,000	4,794,350
Realogy Corp.:
7.625% 1/15/20 (b)	1,675,000	1,677,010
7.875% 2/15/19 (b)	3,085,000	2,838,200
9% 1/15/20 (b)	800,000	782,000
Standard Pacific Corp.:
8.375% 5/15/18	5,540,000	5,623,100
8.375% 1/15/21	1,725,000	1,746,563
10.75% 9/15/16	1,650,000	1,835,625
Toll Brothers Finance Corp. 5.875% 2/15/22	1,015,000	1,014,980
		28,051,716
Hotels - 0.9%
FelCor Lodging LP 6.75% 6/1/19	3,710,000	3,612,613
Host Hotels & Resorts LP:
5.875% 6/15/19	1,475,000	1,567,188
6% 10/1/21 (b)	755,000	809,738
9% 5/15/17	1,415,000	1,563,575
		7,553,114
Leisure - 1.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (b)	3,130,000	3,270,850
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,414,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	$ 950,000	$ 1,007,000
yankee:
7.25% 6/15/16	1,470,000	1,558,200
7.5% 10/15/27	1,605,000	1,592,963
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	569,000	625,900
		9,469,313
Metals/Mining - 2.3%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	1,460,000	1,525,700
CONSOL Energy, Inc.:
8% 4/1/17	2,900,000	3,153,750
8.25% 4/1/20	505,000	545,400
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	805,000	813,050
6.875% 2/1/18 (b)	955,000	969,325
7% 11/1/15 (b)	6,340,000	6,530,200
8.25% 11/1/19 (b)	2,965,000	3,157,725
Peabody Energy Corp. 6% 11/15/18 (b)	200,000	206,000
Vedanta Resources PLC:
6.75% 6/7/16 (b)	2,210,000	1,933,750
8.25% 6/7/21 (b)	1,015,000	817,075
		19,651,975
Publishing/Printing - 0.2%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (b)	2,515,000	2,137,750
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (b)	2,685,000	2,772,263
Services - 2.8%
ARAMARK Corp.:
3.9294% 2/1/15 (e)	3,755,000	3,708,063
8.5% 2/1/15	2,260,000	2,316,500
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (b)(e)	4,600,000	4,726,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,164,000	1,174,127
7.75% 5/15/16	1,405,000	1,447,150
FTI Consulting, Inc. 6.75% 10/1/20	2,165,000	2,300,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Hertz Corp.:
6.75% 4/15/19	$ 2,760,000	$ 2,849,700
7.5% 10/15/18	5,060,000	5,376,250
		23,898,603
Shipping - 1.4%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	920,000	901,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	157,950
8.125% 3/30/18	1,980,000	1,405,800
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,835,200
Swift Services Holdings, Inc. 10% 11/15/18	5,120,000	5,555,200
Teekay Corp. 8.5% 1/15/20	300,000	300,750
		12,156,500
Steel - 1.9%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (b)	3,455,000	3,437,725
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	3,350,000	3,433,750
Severstal Columbus LLC 10.25% 2/15/18	4,400,000	4,796,000
Steel Dynamics, Inc.:
6.75% 4/1/15	645,000	657,900
7.625% 3/15/20	2,305,000	2,535,500
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,179,120
		16,039,995
Super Retail - 1.8%
AutoNation, Inc. 5.5% 2/1/20	820,000	824,100
J. Crew Group, Inc. 8.125% 3/1/19	3,175,000	3,079,750
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (b)	3,915,000	4,267,350
Sally Holdings LLC 6.875% 11/15/19 (b)	660,000	706,200
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,285,000	3,519,221
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	2,820,000	2,876,400
		15,273,021
Technology - 3.8%
Amkor Technology, Inc.:
6.625% 6/1/21	1,685,000	1,706,063
7.375% 5/1/18	3,895,000	4,148,175
Avaya, Inc.:
9.75% 11/1/15	1,175,000	1,122,125
10.125% 11/1/15 pay-in-kind (e)	1,145,000	1,102,063
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	3,155,000	3,320,638
Ceridian Corp.:
11.25% 11/15/15	720,000	640,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Ceridian Corp.: - continued
12.25% 11/15/15 pay-in-kind (e)	$ 525,000	$ 464,625
Jabil Circuit, Inc. 5.625% 12/15/20	1,040,000	1,079,000
Lucent Technologies, Inc.:
6.45% 3/15/29	6,835,000	5,160,425
6.5% 1/15/28	1,065,000	801,413
Sanmina-SCI Corp. 7% 5/15/19 (b)	5,425,000	5,465,688
Seagate HDD Cayman:
6.875% 5/1/20	440,000	470,800
7% 11/1/21 (b)	635,000	679,450
Seagate Technology HDD Holdings 6.8% 10/1/16	1,115,000	1,212,563
Spansion LLC 7.875% 11/15/17	3,065,000	2,988,375
SunGard Data Systems, Inc.:
7.375% 11/15/18	415,000	438,323
10.25% 8/15/15	2,155,000	2,230,425
		33,030,951
Telecommunications - 7.8%
Digicel Group Ltd.:
8.25% 9/1/17 (b)	3,535,000	3,729,425
8.875% 1/15/15 (b)	3,935,000	3,964,513
9.125% 1/15/15 pay-in-kind (b)(e)	2,800,000	2,828,000
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,175,600
Intelsat Jackson Holdings SA:
7.5% 4/1/21 (b)	1,370,000	1,435,075
9.5% 6/15/16	895,000	939,750
Intelsat Ltd. 11.25% 6/15/16	1,640,000	1,738,400
Intelsat Luxembourg SA:
11.25% 2/4/17	3,550,000	3,581,063
11.5% 2/4/17 pay-in-kind (b)(e)	1,900,000	1,873,875
11.5% 2/4/17 pay-in-kind (e)	8,214,248	8,255,319
MetroPCS Wireless, Inc. 7.875% 9/1/18	1,050,000	1,107,750
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,405,400
6.875% 10/31/13	3,580,000	3,580,000
7.375% 8/1/15	4,635,000	4,484,363
NII Capital Corp. 7.625% 4/1/21	1,600,000	1,644,000
Qwest Communications International, Inc.:
7.125% 4/1/18	1,155,000	1,230,075
8% 10/1/15	1,860,000	1,994,889
Sprint Capital Corp. 8.75% 3/15/32	1,000,000	840,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 3,717,000	$ 3,280,253
9% 11/15/18 (b)	955,000	1,032,546
U.S. West Communications 7.5% 6/15/23	2,780,000	2,800,850
VimpelCom Holdings BV:
6.2546% 3/1/17 (b)	1,400,000	1,354,500
7.5043% 3/1/22 (b)	2,845,000	2,677,856
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	1,315,000	1,275,550
11.75% 7/15/17 (b)	1,620,000	1,603,800
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (b)(e)	3,528,171	2,661,000
		67,493,852
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,340,000	3,473,600
TOTAL NONCONVERTIBLE BONDS (Cost $709,574,108)		743,240,272
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b) (Cost $864,258)	1	592,559
Convertible Preferred Stocks - 0.5%

Automotive - 0.4%
General Motors Co. 4.75%	78,400	3,140,704
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,140,340
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,898,448)		4,281,044
Floating Rate Loans - 8.2%
	Principal Amount	Value
Air Transportation - 0.9%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	$ 4,172,454	$ 4,057,711
US Airways Group, Inc. term loan 2.77% 3/23/14 (e)	3,800,947	3,439,857
		7,497,568
Automotive - 0.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	3,303,400	3,237,332
Federal-Mogul Corp.:
Tranche B, term loan 2.2348% 12/27/14 (e)	2,560,341	2,454,727
Tranche C, term loan 2.2198% 12/27/15 (e)	1,541,147	1,464,089
		7,156,148
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.52% 3/31/17 (e)	4,777,117	4,490,490
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (e)	2,119,338	2,114,039
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (e)	1,125,000	1,119,375
		3,233,414
Capital Goods - 0.7%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (e)	2,315,000	2,323,681
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (e)	2,711,375	2,684,261
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (e)	320,000	318,720
Tranche B 1LN, term loan 4.761% 6/7/18 (e)	959,744	955,905
		6,282,567
Chemicals - 0.4%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	905,000	910,656
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (e)	2,447,547	2,453,666
		3,364,322
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	1,959,110	1,863,603
Containers - 0.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	1,089,433	1,086,709
Floating Rate Loans - continued
	Principal Amount	Value
Containers - continued
Anchor Glass Container Corp.: - continued
Tranche 2LN, term loan 10% 9/2/16 (e)	$ 1,480,000	$ 1,480,000
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (e)	1,560,250	1,575,853
		4,142,562
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	446,625	446,625
Energy - 0.4%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (e)	3,467,527	3,458,858
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (e)	1,414,313	1,417,848
Gaming - 0.3%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	927,988	931,467
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (e)	1,705,000	1,705,000
		2,636,467
Healthcare - 0.6%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	2,178,538	2,175,814
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	497,727	497,727
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	2,680,303	2,660,201
		5,333,742
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	800,514
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (e)	1,905,600	1,884,162
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,463,938	1,465,401
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	2,275,000	2,235,188
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	328,300	325,017
		2,560,205
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 1.5%
Asurion LLC:
term loan 9% 5/24/19 (e)	$ 3,715,000	$ 3,729,117
Tranche B, term loan 5.5% 5/24/18 (e)	1,843,920	1,841,708
Intelsat Jackson Holdings SA term loan 3.2958% 2/1/14 (e)	1,335,000	1,301,625
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0625% 3/17/18 (e)	4,178,704	4,126,470
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	2,044,550	2,052,217
		13,051,137
TOTAL FLOATING RATE LOANS (Cost $69,720,070)		71,085,633
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp. 8% (c)(e) (Cost $1,276,490)	1,415,000	1,394,086
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $39,523,542)	39,523,542	39,523,542
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $825,856,916)		860,117,136
NET OTHER ASSETS (LIABILITIES) - 0.1%		916,735
NET ASSETS - 100%		$ 861,033,871
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,031,587 or 30.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,350
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,140,704	$ 3,140,704	$ -	$ -
Telecommunication Services	592,559	-	-	592,559
Utilities	1,140,340	1,140,340	-	-
Corporate Bonds	743,240,272	-	743,240,272	-
Floating Rate Loans	71,085,633	-	71,085,633	-
Preferred Securities	1,394,086	-	1,394,086	-
Money Market Funds	39,523,542	39,523,542	-	-
Total Investments in Securities:	$ 860,117,136	$ 43,804,586	$ 815,719,991	$ 592,559
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,336,915
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,744,356)
Ending Balance	$ 592,559
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $819,692,930. Net unrealized appreciation aggregated $40,424,206, of which $49,650,462 related to appreciated investment securities and $9,226,256 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813029.107

FAV-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.1%
Autoliv, Inc.	6,029	$ 380,370
Delphi Automotive PLC	4,400	118,052
Tenneco, Inc. (a)	3,861	123,938
		622,360
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	8,900	119,706
Hotels, Restaurants & Leisure - 1.9%
Accor SA	3,663	111,295
Brinker International, Inc.	3,824	98,850
Carnival Corp. unit	5,500	166,100
Penn National Gaming, Inc. (a)	5,535	226,603
Sonic Corp. (a)	21,330	146,111
Wyndham Worldwide Corp.	8,972	356,727
		1,105,686
Household Durables - 1.0%
Jarden Corp.	15,740	530,281
PulteGroup, Inc. (a)	9,191	68,473
		598,754
Leisure Equipment & Products - 0.7%
Brunswick Corp.	13,631	290,886
Hasbro, Inc.	3,259	113,772
		404,658
Media - 1.2%
Aegis Group PLC	75,836	188,599
Comcast Corp. Class A	3,920	104,233
DreamWorks Animation SKG, Inc. Class A (a)(d)	8,426	149,562
Kabel Deutschland Holding AG (a)	1,200	62,562
The Walt Disney Co.	1,500	58,350
Valassis Communications, Inc. (a)	6,890	156,748
		720,054
Multiline Retail - 0.7%
Macy's, Inc.	9,630	324,435
PPR SA	500	78,673
		403,108
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	1,411	108,139
Ascena Retail Group, Inc. (a)	4,200	148,554
Best Buy Co., Inc.	16,792	402,168
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Chico's FAS, Inc.	27,202	$ 311,191
Collective Brands, Inc. (a)(d)	15,557	259,180
Lowe's Companies, Inc.	13,195	354,022
OfficeMax, Inc. (a)	21,018	116,230
Signet Jewelers Ltd.	1,900	86,602
Staples, Inc.	17,117	250,422
		2,036,508
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	8,000	174,081
Warnaco Group, Inc. (a)	2,236	130,247
		304,328
TOTAL CONSUMER DISCRETIONARY		6,315,162
CONSUMER STAPLES - 5.6%
Beverages - 1.7%
Beam, Inc.	1,380	72,188
Coca-Cola Enterprises, Inc.	4,197	112,438
Dr Pepper Snapple Group, Inc.	9,070	352,097
Molson Coors Brewing Co. Class B	3,900	167,271
PepsiCo, Inc.	3,687	242,125
Treasury Wine Estates Ltd.	20,561	75,742
		1,021,861
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	1,312	66,833
CVS Caremark Corp.	5,380	224,615
Kroger Co.	4,686	111,339
Walgreen Co.	2,776	92,607
		495,394
Food Products - 2.1%
Archer Daniels Midland Co.	2,396	68,597
Bunge Ltd.	3,806	217,970
ConAgra Foods, Inc.	7,850	209,360
Danone	1,900	117,260
Dean Foods Co. (a)	14,382	154,750
Mead Johnson Nutrition Co. Class A	760	56,308
Sara Lee Corp.	4,300	82,345
The J.M. Smucker Co.	4,493	353,959
		1,260,549
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	3,149	$ 91,164
Tobacco - 0.7%
Lorillard, Inc.	3,930	422,043
TOTAL CONSUMER STAPLES		3,291,011
ENERGY - 7.0%
Energy Equipment & Services - 2.4%
BW Offshore Ltd.	64,046	96,712
Cameron International Corp. (a)	6,101	324,573
Exterran Holdings, Inc. (a)	10,299	95,575
Halliburton Co.	10,925	401,822
Heckmann Corp. (a)(d)	17,364	88,730
Patterson-UTI Energy, Inc.	8,100	152,847
Rowan Companies, Inc. (a)	6,245	212,392
Unit Corp. (a)	1,524	68,961
		1,441,612
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,950	157,404
Apache Corp.	2,000	197,760
Atlas Pipeline Partners, LP	4,980	186,800
Cimarex Energy Co.	2,340	136,609
Cloud Peak Energy, Inc. (a)	6,436	121,962
Energen Corp.	2,900	139,693
HollyFrontier Corp.	10,830	317,752
Inergy Midstream LP	3,200	65,216
Marathon Oil Corp.	4,700	147,533
Marathon Petroleum Corp.	3,100	118,482
Nexen, Inc.	16,700	299,276
Noble Energy, Inc.	1,900	191,273
SM Energy Co.	1,800	130,644
Williams Companies, Inc.	10,762	310,161
World Fuel Services Corp.	3,360	152,477
WPX Energy, Inc.	1,495	24,638
		2,697,680
TOTAL ENERGY		4,139,292
Common Stocks - continued
	Shares	Value
FINANCIALS - 29.0%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	2,535	$ 135,749
Ashmore Group PLC	19,076	111,657
Bank of New York Mellon Corp.	6,119	123,175
Fortress Investment Group LLC (a)	23,100	79,695
Goldman Sachs Group, Inc.	1,868	208,226
Invesco Ltd.	12,050	271,969
Knight Capital Group, Inc. Class A (a)	12,277	159,478
Morgan Stanley	18,139	338,292
State Street Corp.	14,885	583,194
TD Ameritrade Holding Corp.	7,619	122,742
The Blackstone Group LP	8,491	134,243
		2,268,420
Commercial Banks - 5.6%
Bank of Ireland (a)	1,275,065	190,416
CIT Group, Inc. (a)	14,297	545,288
Comerica, Inc.	8,561	236,883
Heritage Financial Corp., Washington	1,199	16,822
Itau Unibanco Banco Multiplo SA sponsored ADR	20,900	417,164
PNC Financial Services Group, Inc.	3,950	232,734
U.S. Bancorp	26,198	739,308
Wells Fargo & Co.	32,532	950,260
		3,328,875
Consumer Finance - 1.1%
Capital One Financial Corp.	3,900	178,425
SLM Corp.	30,800	460,460
		638,885
Diversified Financial Services - 1.4%
CME Group, Inc.	900	215,559
JPMorgan Chase & Co.	15,693	585,349
		800,908
Insurance - 9.5%
AEGON NV (a)	27,956	135,804
AFLAC, Inc.	11,098	535,257
Aon Corp.	3,877	187,763
Assurant, Inc.	6,097	241,441
Berkshire Hathaway, Inc. Class B (a)	11,766	922,101
Brasil Insurance Participacoes e Administracao SA	7,400	83,860
Everest Re Group Ltd.	292	24,937
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,200	487,061
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
First American Financial Corp.	11,816	$ 175,113
Hartford Financial Services Group, Inc.	9,100	159,432
Hilltop Holdings, Inc. (a)	3,181	27,452
Jardine Lloyd Thompson Group PLC	13,302	142,974
MetLife, Inc.	16,136	570,085
Progressive Corp.	3,200	64,896
Prudential Financial, Inc.	5,278	302,113
Reinsurance Group of America, Inc.	4,482	244,224
StanCorp Financial Group, Inc.	5,831	225,426
Torchmark Corp.	6,949	317,361
Unum Group	10,981	250,696
Validus Holdings Ltd.	8,690	278,688
XL Group PLC Class A	11,493	232,963
		5,609,647
Real Estate Investment Trusts - 4.8%
American Capital Agency Corp.	3,367	98,720
American Tower Corp.	6,200	393,762
Douglas Emmett, Inc.	11,083	231,746
Post Properties, Inc.	4,654	207,987
Prologis, Inc.	9,404	298,201
Public Storage	2,147	298,132
SL Green Realty Corp.	6,067	446,107
Ventas, Inc.	7,108	414,467
Vornado Realty Trust	782	63,248
Weyerhaeuser Co.	18,991	380,200
		2,832,570
Real Estate Management & Development - 2.4%
BR Malls Participacoes SA	13,300	145,164
Brookfield Asset Management, Inc. Class A	1,600	48,554
CBRE Group, Inc. (a)	630	12,159
Forest City Enterprises, Inc. Class A (a)	30,686	402,907
Forestar Group, Inc. (a)	14,097	224,424
Kennedy-Wilson Holdings, Inc.	44,610	599,112
		1,432,320
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	17,765	219,042
TOTAL FINANCIALS		17,130,667
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.3%
Biotechnology - 0.2%
Amgen, Inc.	1,440	$ 97,790
Health Care Equipment & Supplies - 1.4%
Alere, Inc. (a)	1,700	41,055
Boston Scientific Corp. (a)	17,329	103,281
CareFusion Corp. (a)	4,920	117,834
Covidien PLC	2,300	118,450
DENTSPLY International, Inc.	1,400	52,836
Hologic, Inc. (a)	6,460	131,719
The Cooper Companies, Inc.	506	36,503
Zimmer Holdings, Inc.	4,263	258,977
		860,655
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	1,500	64,545
CIGNA Corp.	7,190	322,328
Community Health Systems, Inc. (a)	7,130	133,331
DaVita, Inc. (a)	1,501	122,797
Emeritus Corp. (a)	12,307	214,880
HCA Holdings, Inc.	1,670	40,815
Health Net, Inc. (a)	2,324	87,708
HealthSouth Corp. (a)	7,092	136,805
Henry Schein, Inc. (a)	600	42,534
Humana, Inc.	1,300	115,726
Lincare Holdings, Inc.	4,756	122,182
McKesson Corp.	2,696	220,317
Medco Health Solutions, Inc. (a)	1,800	111,636
MEDNAX, Inc. (a)	1,840	131,045
Omnicare, Inc.	1,800	59,094
Quest Diagnostics, Inc.	2,979	173,020
Universal Health Services, Inc. Class B	827	34,147
		2,132,910
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	1,000	48,430
PerkinElmer, Inc.	7,210	172,896
		221,326
Pharmaceuticals - 0.7%
AVANIR Pharmaceuticals Class A (a)(d)	27,342	80,385
Cadence Pharmaceuticals, Inc. (a)	17,389	72,512
Forest Laboratories, Inc. (a)	1,730	54,979
Hospira, Inc. (a)	1,799	61,994
Impax Laboratories, Inc. (a)	3,107	58,629
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	400	$ 18,600
XenoPort, Inc. (a)	12,600	52,794
		399,893
TOTAL HEALTH CARE		3,712,574
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc. (a)	10,139	159,081
Esterline Technologies Corp. (a)	2,320	141,868
Lockheed Martin Corp.	2,475	203,742
Meggitt PLC	48,431	277,068
Textron, Inc.	6,565	167,276
Ultra Electronics Holdings PLC	3,400	82,091
		1,031,126
Airlines - 0.2%
Pinnacle Airlines Corp. (a)	19,113	26,949
SkyWest, Inc.	7,964	101,939
		128,888
Building Products - 1.6%
Armstrong World Industries, Inc. (a)	3,102	144,863
Lennox International, Inc.	4,295	155,479
Owens Corning (a)	19,345	652,894
		953,236
Commercial Services & Supplies - 2.0%
Corrections Corp. of America (a)	7,016	165,086
Interface, Inc. Class A	6,403	85,096
Intrum Justitia AB	7,271	114,645
Quad/Graphics, Inc.	5,720	67,210
Republic Services, Inc.	17,714	518,666
Sykes Enterprises, Inc. (a)	7,613	133,456
The Geo Group, Inc. (a)	6,015	105,744
		1,189,903
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	18,211	409,019
Jacobs Engineering Group, Inc. (a)	3,480	155,765
Shaw Group, Inc. (a)	1,930	52,380
		617,164
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Alstom SA	2,079	$ 79,238
GrafTech International Ltd. (a)	9,983	163,921
Hubbell, Inc. Class B	900	64,764
Prysmian SpA	12,837	192,751
		500,674
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	2,300	109,779
Koninklijke Philips Electronics NV	4,700	95,190
Orkla ASA (A Shares)	9,800	79,420
		284,389
Machinery - 1.7%
Fiat Industrial SpA (a)	10,700	104,823
Ingersoll-Rand PLC	7,836	273,790
Navistar International Corp. (a)	3,687	159,610
Snap-On, Inc.	1,882	106,352
Stanley Black & Decker, Inc.	5,054	354,690
		999,265
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	28,676
Professional Services - 0.4%
FTI Consulting, Inc. (a)	1,700	72,794
Towers Watson & Co.	2,661	159,128
		231,922
Road & Rail - 1.3%
Con-way, Inc.	8,143	258,459
Contrans Group, Inc. Class A	16,620	147,512
Quality Distribution, Inc. (a)	14,385	176,648
Union Pacific Corp.	603	68,929
Vitran Corp., Inc. (a)	14,867	104,812
		756,360
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	9,631	120,291
TOTAL INDUSTRIALS		6,841,894
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	12,246	240,389
Comverse Technology, Inc. (a)	22,500	141,750
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	5,365	$ 112,289
Motorola Solutions, Inc.	3,260	151,297
ViaSat, Inc. (a)	2,899	137,818
		783,543
Computers & Peripherals - 0.8%
Gemalto NV	1,311	70,355
Hewlett-Packard Co.	11,848	331,507
Western Digital Corp. (a)	2,200	79,970
		481,832
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	5,318	219,580
Avnet, Inc. (a)	4,701	163,924
Flextronics International Ltd. (a)	26,049	178,957
Ingram Micro, Inc. Class A (a)	6,198	117,638
Itron, Inc. (a)	2,029	78,705
Jabil Circuit, Inc.	12,694	287,646
TE Connectivity Ltd.	5,639	192,290
		1,238,740
Internet Software & Services - 0.3%
eBay, Inc. (a)	2,300	72,680
Yahoo!, Inc. (a)	5,200	80,444
		153,124
IT Services - 1.1%
Amdocs Ltd. (a)	4,759	140,105
Atos Origin SA	2,098	105,428
Fiserv, Inc. (a)	4,265	268,226
Global Payments, Inc.	2,157	107,893
		621,652
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	12,264	82,291
Analog Devices, Inc.	2,700	105,651
ASML Holding NV	2,975	127,895
Freescale Semiconductor Holdings I Ltd.	16,234	259,257
Intersil Corp. Class A	20,325	228,860
Marvell Technology Group Ltd. (a)	37,172	577,281
Micron Technology, Inc. (a)	26,174	198,661
NXP Semiconductors NV (a)	5,200	110,396
ON Semiconductor Corp. (a)	14,592	126,950
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	15,289	$ 99,379
Spansion, Inc. Class A (a)	11,700	117,351
		2,033,972
Software - 0.5%
BMC Software, Inc. (a)	3,150	114,156
JDA Software Group, Inc. (a)	2,137	62,977
Oracle Corp.	4,500	126,900
		304,033
TOTAL INFORMATION TECHNOLOGY		5,616,896
MATERIALS - 5.2%
Chemicals - 3.2%
Agrium, Inc.	1,100	88,669
Air Products & Chemicals, Inc.	2,883	253,790
Ashland, Inc.	7,458	470,301
Celanese Corp. Class A	2,779	135,365
Cytec Industries, Inc.	3,320	165,535
Eastman Chemical Co.	2,600	130,832
Lanxess AG	1,328	86,492
LyondellBasell Industries NV Class A	3,950	170,245
Olin Corp.	5,676	126,007
Valspar Corp.	1,136	49,121
W.R. Grace & Co. (a)	4,203	225,029
		1,901,386
Construction Materials - 0.1%
HeidelbergCement Finance AG	1,284	63,104
Containers & Packaging - 1.1%
Ball Corp.	5,890	231,241
Rock-Tenn Co. Class A	3,844	237,790
Sealed Air Corp.	3,400	67,762
Sonoco Products Co.	4,250	133,025
		669,818
Metals & Mining - 0.8%
Compass Minerals International, Inc.	2,278	166,453
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
IAMGOLD Corp.	3,510	$ 58,561
Reliance Steel & Aluminum Co.	4,157	221,152
		446,166
TOTAL MATERIALS		3,080,474
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	1,019	37,734
Frontier Communications Corp.	9,022	38,614
		76,348
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	11,368	228,610
Sprint Nextel Corp. (a)	6,986	14,810
		243,420
TOTAL TELECOMMUNICATION SERVICES		319,768
UTILITIES - 11.6%
Electric Utilities - 4.6%
Cleco Corp.	6,400	254,464
Edison International	26,270	1,078,121
El Paso Electric Co.	5,527	192,340
FirstEnergy Corp.	4,600	194,212
NextEra Energy, Inc.	4,517	270,342
PNM Resources, Inc.	21,000	374,010
PPL Corp.	13,321	370,191
		2,733,680
Gas Utilities - 0.1%
ONEOK, Inc.	286	23,784
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp. (a)	26,202	382,549
The AES Corp. (a)	53,860	687,254
		1,069,803
Multi-Utilities - 5.1%
CMS Energy Corp.	17,254	376,655
National Grid PLC	83,973	836,289
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	5,069	$ 267,947
Sempra Energy	26,873	1,529,073
		3,009,964
TOTAL UTILITIES		6,837,231
TOTAL COMMON STOCKS (Cost $59,519,213)		57,284,969
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $96,656)	500	88,516
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% 2/23/12 (Cost $69,999)	$ 70,000	69,998
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,223,601	1,223,601
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	318,025	318,025
TOTAL MONEY MARKET FUNDS (Cost $1,541,626)		1,541,626
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $61,227,494)		58,985,109
NET OTHER ASSETS (LIABILITIES) - 0.1%		56,325
NET ASSETS - 100%		$ 59,041,434
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 318
Fidelity Securities Lending Cash Central Fund	3,684
Total	$ 4,002
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,403,678	$ 6,403,678	$ -	$ -
Consumer Staples	3,291,011	3,291,011	-	-
Energy	4,139,292	4,139,292	-	-
Financials	17,130,667	16,804,447	326,220	-
Health Care	3,712,574	3,712,574	-	-
Industrials	6,841,894	6,746,704	95,190	-
Information Technology	5,616,896	5,616,896	-	-
Materials	3,080,474	3,080,474	-	-
Telecommunication Services	319,768	319,768	-	-
Utilities	6,837,231	6,000,942	836,289	-
U.S. Government and Government Agency Obligations	69,998	-	69,998	-
Money Market Funds	1,541,626	1,541,626	-	-
Total Investments in Securities:	$ 58,985,109	$ 57,657,412	$ 1,327,697	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $61,740,518. Net unrealized depreciation aggregated $2,755,409, of which $3,871,206 related to appreciated investment securities and $6,626,615 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	Mach 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012